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            AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 19, 2004

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                                                     File No. 33-43058/811-06227

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                             ---------------------

                                    FORM N-6


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                        PRE-EFFECTIVE AMENDMENT NO. ____                     [ ]


                        POST-EFFECTIVE AMENDMENT NO. 16                      [X]


                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]


                                AMENDMENT NO. 3                              [X]


                       (CHECK APPROPRIATE BOX OR BOXES.)

              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (609) 274-6900

             BARRY SKOLNICK, ESQ.                                       COPY TO:
  SENIOR VICE PRESIDENT AND GENERAL COUNSEL                      STEPHEN E. ROTH, ESQ.
     MERRILL LYNCH LIFE INSURANCE COMPANY                        MARY E. THORNTON, ESQ.
     1300 MERRILL LYNCH DRIVE, 2ND FLOOR                    SUTHERLAND ASBILL & BRENNAN LLP
         PENNINGTON, NEW JERSEY 08534                        1275 PENNSYLVANIA AVENUE, N.W.
   (NAME AND ADDRESS OF AGENT FOR SERVICE)                     WASHINGTON, DC 20004-2415

It is proposed that this filing will become effective (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b).


     [ ] on ____________ pursuant to paragraph (b).

     [ ] 60 days after filing pursuant to paragraph (a)(1).
     [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                             ---------------------

                     TITLE OF SECURITIES BEING REGISTERED:
 UNITS OF INTEREST IN MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE CONTRACTS
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This registration statement incorporates by reference the prospectus dated May
1, 2004 for the Policies, as filed in Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 (File No. 33-43058) filed on April 27, 2004.

                      STATEMENT OF ADDITIONAL INFORMATION
                                    for the
                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                 Issued Through
              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                                   Issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY

                                  HOME OFFICE:
                          Little Rock, Arkansas 72201

                                SERVICE CENTER:
                           4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                                 1-800-354-5333

This Statement of Additional Information contains additional information regarding the single premium variable life insurance policy (the "Policy") issued by Merrill Lynch Life Insurance Company ("we," "our," or "us"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for your Policy, dated May 1, 2004, and the prospectuses for the Funds and the Trusts. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

Terms used in this Statement of Additional Information have the same meanings as in the prospectus for the Policy. No information is incorporated by reference into this Statement of Additional Information.


The date of this Statement of Additional Information is May 1, 2004, as revised on May 19, 2004.

TABLE OF CONTENTS
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
                                                             PAGE
Additional Policy Information...............................    2
  The Policy................................................    2
  Incontestability..........................................    2
  Payment in Case of Suicide................................    2
  Misstatement of Age or Sex................................    2
  Dividends.................................................    2
  Group or Sponsored Arrangements...........................    2
More Ownership Rights.......................................    3
  Changing the Policy Owner.................................    3
  Assigning the Policy as Collateral........................    3
  Naming Beneficiaries......................................    3
  Changing the Insured......................................    3
Assumption of Previously Issued Policies and Subsequent
  Merger....................................................    4
Illustrations...............................................    4
Performance Data............................................    4
  Hypothetical Illustrations................................    4
  Yields and Total Returns..................................    5
  Money Reserve Investment Division Yields..................    5
  Total Returns.............................................    6
Other Information...........................................    7
  Selling the Policy........................................    7
  Services Arrangement......................................    7
  Reports to Policy Owners..................................    7
  Modifying Administrative Procedures.......................    8
  Signature Guarantees......................................    8
  Personal Identification Code..............................    8
  Unisex Legal Considerations...............................    8
  State Regulation..........................................    8
  Experts...................................................    9
  Legal Matters.............................................    9
  Reinsurance...............................................    9
Financial Statements........................................    9
  Financial Statements of Merrill Lynch Life Variable Life
     Separate Account II....................................  S-1
  Financial Statements of Merrill Lynch Life Insurance
     Company................................................  G-1

ADDITIONAL POLICY INFORMATION
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THE POLICY

The Policy is a contract between its policy owner and us. We provide insurance coverage and other benefits as stated in the Policy. We do this in return for a completed application and payment of a single premium. Whenever we use the word Policy, we mean the entire contract. The entire contract consists of the Policy, the attached copy of the initial application, all subsequent applications to change the Policy, and any riders or endorsements that add provisions or change the terms of the Policy.

INCONTESTABILITY

We will rely on statements made in the applications. Legally they are considered representations, not warranties. We can contest the validity of a Policy if any material misstatements are made in the application. In addition, we can contest any amount of death benefit attributable to an additional payment if any material misstatements are made in the application required with the additional payment.

We won't contest the validity of a Policy after it has been in effect during the insured's lifetime for two years from the date of issue. Nor will we contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the insured's lifetime for two years from the date we received and accepted the payment.

PAYMENT IN CASE OF SUICIDE

If the insured commits suicide within two years from the Policy's issue date, we will pay only a limited death benefit. The benefit will be equal to the amount of the payments made. If the insured commits suicide within two years of any date we receive and accept an additional payment, any amount of death benefit attributable to the additional payment will be limited to the amount of the payment. The death benefit will be reduced by any loan debt.

MISSTATEMENT OF AGE OR SEX

If an age or sex stated in the application is wrong, it could mean that the face amount, guarantee period, or any other Policy benefit is wrong. We will pay what the premium would have bought for the true age or sex assuming the same guarantee period.

DIVIDENDS

The Policy is non-participating. This means that it doesn't provide for dividends. Investment results under the Policy is reflected in benefits.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the sales load, first-year administrative expense, mortality cost, and the minimum payment, and may modify underwriting classifications.

Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the Policy is purchased, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We make any reductions according to rules in effect when an application for a Policy or additional payment is approved. Our current rules call for reductions resulting in a sales load of not more than 3% of the premium. We may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

MORE OWNERSHIP RIGHTS
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The policy owner may exercise certain rights under the Policy, including the following.

CHANGING THE POLICY OWNER

During the insured's lifetime, you have the right to transfer ownership of the Policy. The new policy owner will have all rights and options described in the Policy. The change will be effective as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change. Changing the policy owner may have tax consequences.

ASSIGNING THE POLICY AS COLLATERAL

You may assign the Policy as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. You must give satisfactory written notice at our Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

NAMING BENEFICIARIES

We will pay the primary beneficiary the death benefit proceeds of the Policy on the insured's death. If the primary beneficiary has died before the insured, we will pay the contingent beneficiary. If no contingent beneficiary is living, we will pay the insured's estate.

You may name more than one person as primary or contingent beneficiaries. We will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides differently.

You have the right to change beneficiaries during the insured's lifetime. However, if your primary beneficiary designation is irrevocable, the primary beneficiary must consent when you exercise certain Policy rights and options. If you change the beneficiary, the change will take effect as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

CHANGING THE INSURED

Subject to certain requirements, you may request a change of insured once each policy year. We must receive a written request signed by you and the proposed new insured. We will also require evidence of insurability for the proposed new insured. The proposed new insured must qualify for a standard or better underwriting classification. Outstanding loan debt must first be repaid and the Policy cannot be under a collateral assignment. If we approve the request for change, insurance coverage on the new insured will take effect on the policy processing date on or next following the date of approval, provided the new insured is still living at that time and the Policy is still in force. A change of insured is a taxable event.

We will change the Policy as follows on the effective date:
   - the issue age will be the new insured's issue age (the new insured's age as of the birthday nearest the policy date);
   - the guaranteed maximum mortality rates will be those in effect on the policy date for the new insured's issue age, sex and underwriting class;
   - we will deduct a charge for changing the insured from the Policy's investment base on the effective date. The charge will equal $1.50 per $1,000 of face amount with a minimum charge of $200 and a maximum of $1,500;

   -  the variable insurance amount will reflect the change of insured; and
   -  the Policy's issue date will be the effective date of the change.

We also may change the face amount or guarantee period on the effective date depending on the new insured's age, sex and underwriting class.

ASSUMPTION OF PREVIOUSLY ISSUED POLICIES AND SUBSEQUENT MERGER.
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Monarch Life Insurance Company ("Monarch") originally issued the Policies. On
November 14, 1990, we entered into an indemnity reinsurance and assumption agreement with Monarch and certain other Merrill Lynch insurance companies. Under this agreement, Tandem Insurance Group, Inc. ("Tandem"), one of the Merrill Lynch insurance companies, acquired, on an assumption reinsurance basis, certain of the variable life insurance policies Monarch issued through its Variable Account A, including the Policies described in this Prospectus. On October 1, 1991, Tandem was merged with and into us, and we succeeded to all of Tandem's liabilities and obligations. Thus, we have all the liabilities and obligations under the Policies. All further payments made under the Policies will be made directly to or by us.

You have the same rights and values under your Policy as you did before the merger transaction. However, you will look to us instead of to Monarch or Tandem to fulfill the terms of your Policy. Pursuant to the reinsurance and assumption agreement, all the assets of Monarch's Variable Account A relating to the reinsured Policies were transferred to Tandem and allocated to the Separate Account. By virtue of the merger, the Separate Account became our separate account.

ILLUSTRATIONS
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We may provide illustrations for death benefit, investment base, and cash surrender value based on hypothetical rates of return that are not guaranteed. The illustrations also assume mortality costs for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your rates of return and insurance charges may be higher or lower than these illustrations. The actual return on your investment base will depend on factors such as the amounts you allocate to particular investment divisions, the amounts deducted for the Policy's quarterly charges, the portfolios' expense ratios, and your Policy loan history.

Before you purchase the Policy and upon request thereafter, we will provide illustrations of future benefits under the Policy based upon the proposed insured's issue age, face amount, underwriting class, payment amount(s) requested, and guarantee period. Illustrations requested prior to purchase will assume that the proposed insured is in a standard underwriting class. We reserve the right to charge a reasonable fee for this service to persons who request more than one Policy illustration during a policy year.

PERFORMANCE DATA
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HYPOTHETICAL ILLUSTRATIONS

In order to demonstrate how the actual investment performance of the portfolios could have affected the death benefit, investment base, and cash surrender value of the Policy, we may provide hypothetical illustrations using the actual investment performance of each portfolio since its inception. THESE HYPOTHETICAL ILLUSTRATIONS ARE DESIGNED TO SHOW THE PERFORMANCE THAT COULD HAVE RESULTED IF THE POLICY HAD BEEN IN EXISTENCE DURING THE PERIOD ILLUSTRATED AND ARE NOT INDICATIVE OF FUTURE PERFORMANCE.

The values we illustrate for death benefit, investment base, and cash surrender value take into account all applicable charges and deductions from the Policy (current and guaranteed), the Separate Account, and the portfolios.

YIELDS AND TOTAL RETURNS

From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, and annual total returns for the investment divisions. These figures are based on historical earnings and do not indicate or project future performance. Effective yields and total returns for an investment division are based on the investment performance of the corresponding portfolio. A portfolio's performance reflects the portfolio's expenses. See the prospectuses for the Funds.

In advertising and sales literature, the performance of each investment division may be compared to the performance of other variable life insurance issuers in general or to the performance of particular types of variable life insurance investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the investment divisions. Lipper Analytical Services, Inc. ("Lipper") and Variable Annuity Research Data Service ("VARDS") are independent services that monitor and rank the performance of variable life insurance issuers in major categories of investment objectives on an industry-wide basis. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. In addition to Lipper and VARDS, we also may rely on other third-party independent services to provide similar information.

Advertising and sales literature also may compare the performance of each investment division to the Standard & Poor's Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices also may be used as sources of performance comparison.

We also may report other information, including the effect of tax-deferred compounding on an investment division's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from investment division investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolio in which an investment division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

You also should refer to your personalized illustrations which illustrate variations of the death benefit, Policy values, and accumulated payments under your Policy.

MONEY RESERVE INVESTMENT DIVISION YIELDS

The current yield of the investment division investing in the Money Reserve Portfolio refers to the annualized investment income generated by an investment in this investment division over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment; it is calculated in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the underlying portfolio or on its portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a

Policy having a balance of one accumulation unit in the investment division investing in the Money Reserve Portfolio at the beginning of the period, dividing the net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net investment income of the portfolio attributable to the hypothetical account; and (2) "common" charges and deductions (as explained below) imposed under the Policy that are attributable to the hypothetical account.

The effective yield of the investment division investing in the Money Reserve Portfolio determined on a compounded basis for the same seven-day period also may be quoted. The effective yield is calculated similarly but, when annualized, the income earned by an investment in this investment division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

This investment division's yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the underlying portfolio, the types and quality of portfolio securities held by the underlying portfolio, and the underlying portfolio's operating expenses. During extended periods of low interest rates, the yields of the investment division investing in the Money Reserve Portfolio (or any investment division investing in a money market portfolio) also may become extremely low and possibly negative. Yields on amounts held in this investment division also may be presented for periods other than a seven-day period.

TOTAL RETURNS

The total return of an investment division refers to return quotations assuming an investment under a Policy has been held in the investment division for various periods of time including, but not limited to, a period measured from the date the investment division commenced operations. For periods prior to the date an investment division commenced operations, performance information for Policies funded by that investment division also may be calculated based on the performance of the corresponding portfolio and the assumption that the investment division was in existence for the same periods as those indicated for the portfolio, with the current level of Policy charges. The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the value of that investment (reflecting only Common Charges, as described below) as of the last day of each of the periods for which total return quotations are provided. The ending date for each period for which total return quotations are provided will normally be for the most recent calendar quarter, considering the type and media of the communication and will be stated in the communication. Average annual total return information shows the average percentage change in the value of an investment in the investment division from the beginning date of the measuring period to the end of that period.

Until an investment division has been in operation for 10 years, we will include quotes of average annual total return for the period measured from the investment division's inception. When an investment division has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total return for the investment divisions may include information for the period before any Policies were registered under the Securities Act of 1933, from the inception of the investment divisions, with the level of Policy charges currently in effect.

Average annual total returns reflect total underlying portfolio expenses and certain Policy fees and charges assumed to apply to all policy owners, including the sales load, first year administrative expense, premium tax charge, mortality and expense risk charge, and trust charge ("Common Charges"). However, charges such as the mortality cost, which is based on certain factors, such as underwriting class, sex, attained age, and net amount at risk, and which therefore varies with each Policy, is not reflected in average annual total returns, nor are any charges that may be assessed upon reallocation, the taking of a Policy loan, or under a rider ("Non-Common Charges"). IF NON-COMMON CHARGES WERE DEDUCTED, PERFORMANCE WOULD BE SIGNIFICANTLY LOWER.

Because of the charges and deductions imposed under a Policy, performance data for the investment divisions will be lower than performance data for their corresponding portfolios. The performance of an investment division will be affected by expense reimbursements and fee waivers applicable to their corresponding portfolios. Without these reimbursements and waivers, performance would be lower. The Funds have provided all performance information for the portfolios, including the portfolio total value information used to calculate the total returns of the investment divisions for periods prior to the inception of the investment divisions. While we have no reason to doubt the accuracy of the figures provided by the Funds, we do not represent that they are true and complete, and disclaim all responsibility for these figures.

From time to time, sales literature or advertisements also may quote average annual total returns for periods prior to the date an investment division commenced operations. This performance information for the investment divisions will be calculated based on the performance of the portfolios and the assumption that the investment divisions were in existence for the same periods as those indicated for the portfolios, with the level of Policy charges currently in effect.

PERFORMANCE FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF EACH INVESTMENT DIVISION WILL FLUCTUATE ON A DAILY BASIS.

OTHER INFORMATION
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SELLING THE POLICY

The Policies are not currently offered for sale to the public.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Policies. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Policies through its Financial Advisors. Financial Advisors are appointed as our insurance agents through various Merrill Lynch Life Agencies.

For the years ending December 31, 2003, 2002, and 2001, Distributor received $9,128, $13,963, and $19,377, respectively, in connection with the sale of the Policies. Distributor retains a portion of commissions it receives in return for its services as distributor for the Policies.

SERVICES ARRANGEMENT

We and Merrill Lynch Insurance Group, Inc. ("MLIG") are parties to a service agreement pursuant to which MLIG has agreed to provide certain data processing, legal, actuarial, management, advertising and other services to us, including services related to the Separate Account and the Policies. We reimburse expenses incurred by MLIG under this service agreement on an allocated cost basis. For the years ended December 31, 2003, December 31, 2002, and December 31, 2001, we paid fees under the agreement of $33.4 million, $33.8 million, and $50.6 million, respectively.

REPORTS TO POLICY OWNERS

After the end of each policy quarter, we will send you a statement showing the allocation of your investment base, death benefit, net cash surrender value, any loan debt and, if there has been a change, new face amount and guarantee period. All figures will be as of the first day of the current policy quarter. The statement will show the amounts deducted from or added to the investment base during the policy quarter. The statement will also include any other information that may be currently required by your state.

You will receive confirmation of all financial transactions. These confirmations will show the price per unit of each of your investment divisions, the number of units you have in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit.

We also will send you semi-annual reports containing financial statements for the Separate Account and a list of portfolio securities of the Funds and the Trusts, as required by the 1940 Act.

MODIFYING ADMINISTRATIVE PROCEDURES

We reserve the right to modify or eliminate certain administrative procedures related to your Policy. For administrative and tax purposes, we may from time to time require that specific forms be completed for certain transactions, including surrenders.

SIGNATURE GUARANTEES

In order for you to make certain Policy transactions and changes, we may require that your signature be guaranteed. Your signature can only be guaranteed by a national bank or trust company (not a savings bank or Federal savings and loan association), a member bank of the Federal Reserve System, or a member firm of a national securities exchange.

Currently, we may require a signature guarantee on:

   -  written requests for surrenders or Policy loans;
   -  change of policy owner;
   -  multiple policy owner form; and
   -  telephone authorization forms if not submitted with your application.

PERSONAL IDENTIFICATION CODE

We will send you a four-digit personal identification code shortly after the Policy is placed in force and before the end of the "free look" period. You must give this number when you call the Service Center to get information about the Policy, to make a loan (if an authorization is on file), or to make other requests.

You should protect your personal identification code, because telephone transactions will be available to anyone who provides your personal information code. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

UNISEX LEGAL CONSIDERATIONS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The Policies described in this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisors before purchasing these Policies.

Montana prohibits the use of actuarial tables that distinguish between men and women in determining payments and Policy benefits for Policies issued on the lives of its residents. Therefore, Policies issued to residents of Montana have payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex. (Previously, certain Policies we issued on the lives of Massachusetts residents were also issued on a unisex basis.) You should consult the Policy.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). We file a detailed financial statement in the prescribed form

(the "Annual Statement") with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine Policy liabilities and reserves so that the Insurance Department may certify that these items are correct. Our books and accounts are subject to review by the Insurance Department at all times. A full examination of our operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of all jurisdictions in which we are licensed to do business.

EXPERTS

The financial statements of the Separate Account as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and our financial statements as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are included herein, and have been so included upon the reports of such firm given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1414.

Actuarial matters included in this Prospectus have been examined by Deborah J. Adler, FSA, MAAA, our Chief Actuary.

LEGAL MATTERS

Our organization, its authority to issue the Policy, and the validity of the form of the Policy have been passed upon by Barry G. Skolnick, our General Counsel.

REINSURANCE

We have reinsured some of the risks assumed under the Policy.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Our audited balance sheets as of December 31, 2003 and 2002, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003, as well as the Independent Accountants' Reports, are contained herein. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policies.

The audited financial statements for the Separate Account as of December 31, 2003, and for the periods ended December 31, 2003 and 2002, as well as the Independent Accountants' Reports, are also contained herein.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:


We have audited the accompanying statements of assets and liabilities of each of the divisions of Merrill Lynch Life
Variable Life Separate Account II, comprised of divisions investing in the Money Reserve Portfolio, Intermediate Government Bond Portfolio, Core Bond Strategy Portfolio, Large Cap Core Strategy Portfolio, Fundamental Growth Strategy Portfolio,
Balanced   Capital  Strategy  Portfolio,  High  Yield  Portfolio,
Natural Resources Portfolio (liquidated following close of business on November 21, 2003), Global Allocation Strategy Portfolio, Balanced Portfolio (liquidated following close of business on May 11, 2001), Utilities and Telecommunications V.I. Fund, International Equity Focus Fund (liquidated following close of business on April 27, 2001), Global Bond Focus Fund (liquidated following close of business on April 30, 2002), Basic Value V.I. Fund, Developing Capital Markets V.I. Fund (liquidated following close of business on November 21, 2003), Small Cap Value V.I. Fund, Index 500 V.I. Fund, Balanced Capital Focus Fund (liquidated following close of business on April 27, 2001), Global Growth V.I. Fund, American Balanced V.I. Fund, Large Cap Value V.I. Fund, International Value V.I. Fund (formerly Mercury International Value V.I. Fund), Large Cap Growth V.I. Fund (formerly Merrill Lynch Large Cap Growth V.I. Fund), Global Allocation V.I. Fund (commenced operations November 21, 2003), AllianceBernstein Quasar Portfolio (formerly Quasar Portfolio, liquidated following close of business on November 21, 2003), AllianceBernstein Premier Growth Portfolio (formerly Premier Growth Portfolio), MFS Emerging Growth Series, MFS Research
Series  (liquidated following close of business on  November  21,
2003), AIM V.I. Premier Equity Fund, AIM V.I. Capital Appreciation Fund, Roszel / Delaware Trend Portfolio (commenced operations November 21, 2003), Roszel / PIMCO CCM Capital Appreciation Portfolio (commenced operations November 21, 2003), 2001 Trust (matured on February 15, 2001), 2002 Trust (matured on February 15, 2002), 2003 Trust (matured on August 15, 2003), 2004 Trust, 2005 Trust, 2006 Trust, 2007 Trust, 2008 Trust, 2009
Trust, 2010 Trust, 2011 Trust, 2013 Trust, 2014 Trust, and 2019 Trust (collectively, the "Divisions"), as of December 31, 2003 and the related statements of operations and changes in net assets for each of the three years in the period then ended.
These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2003, the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche, LLP
New York, New York

March 5, 2004

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                                    Intermediate         Core          Large Cap
                                                                      Money          Government          Bond             Core
                                                                     Reserve            Bond           Strategy         Strategy
(In thousands)                                                      Portfolio        Portfolio        Portfolio        Portfolio
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
   Money Reserve Portfolio, 280,968 shares
    (Cost $280,968)                                             $       280,968  $             0  $             0  $             0

   Intermediate Government Bond Portfolio, 13,138 shares
    (Cost $146,328)                                                           0          149,246                0                0

   Core Bond Strategy Portfolio, 7,101 shares
    (Cost $81,542)                                                            0                0           84,214                0

   Large Cap Core Strategy Portfolio, 9,244 shares
    (Cost $205,913)                                                           0                0                0          169,265
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                           280,968          149,246           84,214          169,265

Liabilities
 Due to Merrill Lynch Life Insurance Company                              2,957            1,571              886            1,782
                                                                ---------------- ---------------- ---------------- ----------------
Total Net Assets                                                $       278,011  $       147,675  $        83,328  $       167,483
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                   Fundamental        Balanced                          Global
                                                                      Growth          Capital            High          Allocation
                                                                     Strategy         Strategy          Yield           Strategy
(In thousands)                                                      Portfolio        Portfolio        Portfolio        Portfolio
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Cont'd), (Note 1):
   Fundamental Growth Strategy Portfolio, 9,908 shares
    (Cost $305,796)                                             $       197,377  $             0  $             0  $             0

   Balanced Capital Strategy Portfolio, 59,224 shares
    (Cost $913,043)                                                           0          777,611                0                0

   High Yield Portfolio, 9,414 shares
    (Cost $50,846)                                                            0                0           55,356                0

   Global Allocation Strategy Portfolio, 8,879 shares
    (Cost $126,759)                                                           0                0                0          123,335
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                           197,377          777,611           55,356          123,335

Liabilities
 Due to Merrill Lynch Life Insurance Company                              2,078            8,186              583            1,299
                                                                ---------------- ---------------- ---------------- ----------------
Total Net Assets                                                $       195,299  $       769,425  $        54,773  $       122,036
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                -------------------------------------------------------------------

                                                                  Utilities and        Basic          Small Cap          Index
                                                                     Telecom           Value            Value             500
(In thousands)                                                      V.I. Fund        V.I. Fund        V.I. Fund        V.I. Fund
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
   Utilities & Telecommunications V.I. Fund,  737 shares
    (Cost $5,943)                                               $         5,435  $             0  $             0  $             0

   Basic Value V.I. Fund, 5,264 shares
    (Cost $70,046)                                                            0           75,328                0                0

   Small Cap Value V.I. Fund, 1,716 shares
    (Cost $39,410)                                                            0                0           43,921                0

   Index 500 V.I. Fund, 2,170 shares
    (Cost $28,597)                                                            0                0                0           30,634
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                             5,435           75,328           43,921           30,634

Liabilities
 Due to Merrill Lynch Life Insurance Company                                 57              793              462              323
                                                                ---------------- ---------------- ---------------- ----------------
Total Net Assets                                                $         5,378  $        74,535  $        43,459  $        30,311
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                -------------------------------------------------------------------

                                                                      Global          American        Large Cap      International
                                                                      Growth          Balanced          Value            Value
(In thousands)                                                      V.I. Fund        V.I. Fund        V.I. Fund        V.I. Fund
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Cont'd), (Note 1):
   Global Growth V.I. Fund, 449 shares
    (Cost $3,415)                                               $         3,820  $             0  $             0  $             0

   American Balanced V.I. Fund, 44 shares
    (Cost $516)                                                               0              493                0                0

   Large Cap Value V.I. Fund, 695 shares
    (Cost $7,146)                                                             0                0            8,273                0

   International Value V.I. Fund, 930 shares
    (Cost $10,142)                                                            0                0                0           10,613
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                             3,820              493            8,273           10,613

Liabilities
 Due to Merrill Lynch Life Insurance Company                                 40                5               87              112
                                                                ---------------- ---------------- ---------------- ----------------
Total Net Assets                                                $         3,780  $           488  $         8,186  $        10,501
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                                                  AllianceBernstein      MFS
                                                                    Large Cap          Global          Premier         Emerging
                                                                      Growth         Allocation        Growth           Growth
(In thousands)                                                      V.I. Fund        V.I. Fund        Portfolio         Series
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Cont'd), (Note 1):
   Large Cap Growth V.I. Fund, 861 shares
    (Cost $7,701)                                               $         7,970  $             0  $             0  $             0

   Global Allocation V.I. Fund, 389 shares
    (Cost $4,183)                                                             0            4,400                0                0

 Investments in AllianceBernstein Variable Products
  Series Funds, Inc. (Note 1):
   AllianceBernstein Premier Growth Portfolio, 915 shares
    (Cost $26,858)                                                            0                0           19,739                0

 Investments in MFS Variable Insurance Trust (Note 1):
   MFS Emerging Growth Series, 483 shares
    (Cost $9,977)                                                             0                0                0            7,486
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                             7,970            4,400           19,739            7,486

Liabilities
 Due to Merrill Lynch Life Insurance Company                                 84               46              208               79
                                                                ---------------- ---------------- ---------------- ----------------
Total Net Assets                                                $         7,886  $         4,354  $        19,531  $         7,407
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                                                                        Roszel /
                                                                     AIM V.I.        AIM V.I.          Roszel /        PIMCO CCM
                                                                     Premier          Capital          Delaware         Capital
                                                                      Equity        Appreciation        Trend         Appreciation
(In thousands)                                                         Fund             Fund          Portfolio        Portfolio
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in AIM Variable Insurance Funds (Note 1):
   AIM V.I. Premier Equity Fund, 521 shares
    (Cost $15,353)                                              $        10,545  $             0  $             0  $             0

   AIM V.I. Capital Appreciation Fund, 232 shares
    (Cost $5,013)                                                             0            4,935                0                0

 Investments in MLIG Variable Insurance Trust (Note 1):
   Roszel/Delaware Trend Portfolio, 258 shares
    (Cost $3,067)                                                             0                0            3,200                0

   Roszel/PIMCO CCM Capital Appreciation Portfolio, 390 shares
    (Cost $4,402)                                                             0                0                0            4,616
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                            10,545            4,935            3,200            4,616

Liabilities
 Due to Merrill Lynch Life Insurance Company                                111               52               34               49
                                                                ---------------- ---------------- ---------------- ----------------
Total Net Assets                                                $        10,434  $         4,883  $         3,166  $         4,567
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                -------------------------------------------------------------------


                                                                       2004             2005             2006             2007
(In thousands)                                                        Trust            Trust            Trust            Trust
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2004 Trust, 8,029 trust units
    (Cost $6,841)                                               $         8,013  $             0  $             0  $             0

   2005 Trust, 17,502 trust units
    (Cost $12,368)                                                            0           17,430                0                0

   2006 Trust, 6,148 trust units
    (Cost $4,472)                                                             0                0            6,073                0

   2007 Trust, 10,869 trust units
    (Cost $6,612)                                                             0                0                0           10,293
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                             8,013           17,430            6,073           10,293

Liabilities
 Due to Merrill Lynch Life Insurance Company                                 85              184               64              109
                                                                ---------------- ---------------- ---------------- ----------------
Total Net Assets                                                $         7,928  $        17,246  $         6,009  $        10,184
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                -------------------------------------------------------------------


                                                                      2008             2009             2010             2011
(In thousands)                                                        Trust            Trust            Trust            Trust
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Cont'd), (Note 1):
   2008 Trust, 17,994 trust units
    (Cost $9,507)                                               $        15,990  $             0  $             0  $             0

   2009 Trust, 6,983 trust units
    (Cost $3,855)                                                             0            5,913                0                0

   2010 Trust, 8,333 trust units
    (Cost $5,890)                                                             0                0            6,599                0

   2011 Trust, 2,203 trust units
    (Cost $1,232)                                                             0                0                0            1,669
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                            15,990            5,913            6,599            1,669

Liabilities
 Due to Merrill Lynch Life Insurance Company                                170               62               70               18
                                                                ---------------- ---------------- ---------------- ----------------
Total Net Assets                                                $        15,820  $         5,851  $         6,529  $         1,651
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                 Divisions Investing In
                                                                --------------------------------------------------


                                                                      2013             2014             2019
(In thousands)                                                        Trust            Trust            Trust
                                                                ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Cont'd), (Note 1):
   2013 Trust, 1,289 trust units
    (Cost $675)                                                 $           865  $             0  $             0

   2014 Trust, 13,688 trust units
    (Cost $5,864)                                                             0            8,558                0

   2019 Trust, 5,269 trust units
    (Cost $2,264)                                                             0                0            2,337
                                                                ---------------- ---------------- ----------------

 Total Assets                                                               865            8,558            2,337

Liabilities
 Due to Merrill Lynch Life Insurance Company                                  9               90               25
                                                                ---------------- ---------------- ----------------
Total Net Assets                                                $           856  $         8,468  $         2,312
                                                                ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                          Intermediate             Core              Large Cap
                                                        Money              Government              Bond                 Core
                                                       Reserve                Bond               Strategy             Strategy
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $             2,723  $             5,715  $             3,430  $               773
 Mortality and Expense Charges (Note 3)                      (1,733)                (956)                (522)                (853)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  990                4,759                2,908                  (80)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                2,208                  694              (10,342)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0               (6,478)                (871)              51,985
 Capital Gain Distributions (Note 2)                              0                2,306                1,067                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0               (1,964)                 890               41,643
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      990                2,795                3,798               41,563
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     223                   13                   89                  111
 Policy Loading, Net (Note 3)                                   (26)                 (16)                  (4)                 (26)
 Contract Owner Deaths                                       (6,837)              (5,803)              (1,788)              (3,158)
 Contract Owner Terminations                                (38,729)             (11,030)              (5,711)             (10,387)
 Policy Loans, Net                                            1,916                  510                  185                1,670
 Cost of Insurance (Note 3)                                  (6,090)              (3,239)              (1,797)              (3,171)
 Policy Loan Processing Charges                                (862)                (290)                (190)                (412)
 Transfers Among Investment Divisions                         7,356              (11,526)              (1,198)               4,942
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (43,049)             (31,381)             (10,414)             (10,431)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (42,059)             (28,586)              (6,616)              31,132
Net Assets, Beginning Balance                               320,070              176,261               89,944              136,351
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           278,011  $           147,675  $            83,328  $           167,483
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                     Fundamental            Balanced
                                                       Growth               Capital                High               Natural
                                                       Strategy             Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $               787  $            17,180  $             4,074  $                79
 Mortality and Expense Charges (Note 3)                      (1,016)              (4,261)                (306)                 (64)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (229)              12,919                3,768                   15
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                       (22,820)             (25,952)              (3,587)               1,023
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             67,711              150,238               10,842                  913
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              44,891              124,286                7,255                1,936
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   44,662              137,205               11,023                1,951
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     171                  154                   23                    4
 Policy Loading, Net (Note 3)                                   (28)                 (48)                  (2)                  (1)
 Contract Owner Deaths                                       (3,655)             (14,982)              (1,254)                 (63)
 Contract Owner Terminations                                (10,637)             (36,946)              (2,258)              (1,143)
 Policy Loans, Net                                            1,191                2,156                   66                   95
 Cost of Insurance (Note 3)                                  (3,566)             (14,459)              (1,102)                (192)
 Policy Loan Processing Charges                                (495)              (1,639)                (156)                 (20)
 Transfers Among Investment Divisions                          (638)              (7,694)               3,176              (12,338)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (17,657)             (73,458)              (1,507)             (13,658)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      27,005               63,747                9,516              (11,707)
Net Assets, Beginning Balance                               168,294              705,678               45,257               11,707
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           195,299  $           769,425  $            54,773  $                 0
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                        Global                                                       Developing
                                                      Allocation         Utilities and            Basic               Capital
                                                       Strategy             Telecom               Value               Markets
(In thousands)                                        Portfolio            V.I. Fund            V.I. Fund            V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $             3,548  $               105  $               757  $                77
 Mortality and Expense Charges (Note 3)                        (550)                 (19)                (347)                 (18)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                2,998                   86                  410                   59
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (2,884)                (947)              (2,455)               1,307
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             28,878                1,533               19,556                  (94)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              25,994                  586               17,101                1,213
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   28,992                  672               17,511                1,272
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      37                    0                   18                    4
 Policy Loading, Net (Note 3)                                   (15)                   0                   (4)                   0
 Contract Owner Deaths                                       (1,993)                 (88)                (711)                (118)
 Contract Owner Terminations                                 (5,555)                (214)              (4,154)                (337)
 Policy Loans, Net                                              470                   39                  795                   (8)
 Cost of Insurance (Note 3)                                  (2,153)                 (86)              (1,301)                 (39)
 Policy Loan Processing Charges                                (319)                 (12)                (181)                  (4)
 Transfers Among Investment Divisions                        21,034                1,363                7,741               (3,947)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      11,506                1,002                2,203               (4,449)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      40,498                1,674               19,714               (3,177)
Net Assets, Beginning Balance                                81,538                3,704               54,821                3,177
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           122,036  $             5,378  $            74,535  $                 0
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                      Small Cap              Index                Global              American
                                                        Value                 500                 Growth              Balanced
(In thousands)                                        V.I. Fund            V.I. Fund            V.I. Fund            V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                28  $               359  $                34  $                10
 Mortality and Expense Charges (Note 3)                        (198)                (150)                 (15)                  (3)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (170)                 209                   19                    7
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (1,044)              (4,636)                (271)                  (4)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             12,871               10,460                1,014                   82
 Capital Gain Distributions (Note 2)                            228                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              12,055                5,824                  743                   78
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   11,885                6,033                  762                   85
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       7                    0                    0                    0
 Policy Loading, Net (Note 3)                                    (4)                  (9)                  (1)                   0
 Contract Owner Deaths                                         (328)                (133)                 (17)                   0
 Contract Owner Terminations                                 (1,875)              (2,063)                (330)                  (3)
 Policy Loans, Net                                               75                 (124)                 132                   (9)
 Cost of Insurance (Note 3)                                    (736)                (485)                 (63)                  (7)
 Policy Loan Processing Charges                                 (91)                 (61)                  (9)                   0
 Transfers Among Investment Divisions                         7,894                5,987                1,239                   (5)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       4,942                3,112                  951                  (24)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      16,827                9,145                1,713                   61
Net Assets, Beginning Balance                                26,632               21,166                2,067                  427
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            43,459  $            30,311  $             3,780  $               488
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                      Large Cap          International          Large Cap              Global
                                                        Value                Value               Growth             Allociation
(In thousands)                                        V.I. Fund            V.I. Fund            V.I. Fund            V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                36  $               301  $                 0  $               115
 Mortality and Expense Charges (Note 3)                         (31)                 (44)                 (39)                  (3)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    5                  257                  (39)                 112
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           221                2,031                  101                    6
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,426                  484                1,543                  217
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,647                2,515                1,644                  223
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,652                2,772                1,605                  335
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    3                    0                    0
 Policy Loading, Net (Note 3)                                    (1)                  (2)                  (2)                   0
 Contract Owner Deaths                                           (2)                 (17)                   0                    0
 Contract Owner Terminations                                   (718)                (617)                (178)                 (14)
 Policy Loans, Net                                              284                  107                    2                    0
 Cost of Insurance (Note 3)                                    (150)                (165)                (106)                 (29)
 Policy Loan Processing Charges                                 (17)                 (23)                  (6)                  (5)
 Transfers Among Investment Divisions                         3,432                  703                  833                4,067
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       2,828                  (11)                 543                4,019
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       4,480                2,761                2,148                4,354
Net Assets, Beginning Balance                                 3,706                7,740                5,738                    0
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             8,186  $            10,501  $             7,886  $             4,354
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                       AllianceBernstein           MFS
                                                  AllianceBernstein         Premier              Emerging               MFS
                                                        Quasar               Growth               Growth              Research
(In thousands)                                        Portfolio            Portfolio              Series               Series
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                30
 Mortality and Expense Charges (Note 3)                          (8)                (120)                 (43)                 (25)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (8)                (120)                 (43)                   5
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           285               (5,060)              (3,534)              (2,726)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                202                9,017                5,328                3,361
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 487                3,957                1,794                  635
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      479                3,837                1,751                  640
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    1                    1                    1
 Policy Loading, Net (Note 3)                                     0                   (8)                  (3)                  (1)
 Contract Owner Deaths                                          (13)                (103)                 (33)                   0
 Contract Owner Terminations                                    (30)              (1,358)                (578)                (159)
 Policy Loans, Net                                               15                  218                  113                    1
 Cost of Insurance (Note 3)                                     (31)                (377)                (142)                 (51)
 Policy Loan Processing Charges                                  (5)                 (54)                 (24)                 (12)
 Transfers Among Investment Divisions                        (1,258)              (1,080)                 164               (4,794)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,322)              (2,761)                (502)              (5,015)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (843)               1,076                1,249               (4,375)
Net Assets, Beginning Balance                                   843               18,455                6,158                4,375
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $                 0  $            19,531  $             7,407  $                 0
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                                      Roszel /
                                                       AIM V.I.             AIM V.I.             Roszel /             PIMCO CCM
                                                       Premier              Capital              Delaware             Capital
                                                        Equity            Appreciation            Trend             Appreciation
(In thousands)                                           Fund                 Fund              Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                30  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (65)                 (26)                  (2)                  (3)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (35)                 (26)                  (2)                  (3)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (2,182)                (943)                  19                    8
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              4,467                2,001                  133                  215
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               2,285                1,058                  152                  223
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,250                1,032                  150                  220
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                    1                    0                    0
 Policy Loading, Net (Note 3)                                    (3)                  (1)                   0                    0
 Contract Owner Deaths                                          (99)                 (27)                   0                    0
 Contract Owner Terminations                                   (631)                (308)                (113)                 (80)
 Policy Loans, Net                                              (18)                  87                   22                    3
 Cost of Insurance (Note 3)                                    (215)                (100)                 (21)                 (37)
 Policy Loan Processing Charges                                 (28)                 (12)                  (4)                  (5)
 Transfers Among Investment Divisions                        (1,389)                 553                3,132                4,466
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (2,381)                 193                3,016                4,347
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (131)               1,225                3,166                4,567
Net Assets, Beginning Balance                                10,565                3,658                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            10,434  $             4,883  $             3,166  $             4,567
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2003                 2004                 2005                 2006
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                        (121)                 (44)                 (98)                 (38)
 Transaction Charges (Note 3)                                   (71)                 (27)                 (60)                 (21)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (192)                 (71)                (158)                 (59)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        14,187                  190                1,240                  387
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                            (13,946)                 (95)                (850)                (226)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 241                   95                  390                  161
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       49                   24                  232                  102
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       1                    0                    3                    0
 Policy Loading, Net (Note 3)                                     0                    0                    0                   (1)
 Contract Owner Deaths                                         (741)                (244)                (185)                   0
 Contract Owner Terminations                                 (2,766)                (183)                (565)                 (65)
 Policy Loans, Net                                              295                  (49)                 (92)                  (1)
 Cost of Insurance (Note 3)                                    (175)                (157)                (289)                (125)
 Policy Loan Processing Charges                                  (3)                  (9)                 (21)                 (17)
 Transfers Among Investment Divisions                       (32,405)                 983                  327                 (208)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (35,794)                 341                 (822)                (417)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (35,745)                 365                 (590)                (315)
Net Assets, Beginning Balance                                35,745                7,563               17,836                6,324
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $                 0  $             7,928  $            17,246  $             6,009
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2007                 2008                 2009                 2010
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (64)                 (98)                 (36)                 (38)
 Transaction Charges (Note 3)                                   (37)                 (58)                 (21)                 (22)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (101)                (156)                 (57)                 (60)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           995                1,978                  820                  187
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (708)              (1,513)                (621)                  28
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 287                  465                  199                  215
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      186                  309                  142                  155
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    0                    4
 Policy Loading, Net (Note 3)                                     0                   (1)                  (2)                  (1)
 Contract Owner Deaths                                         (451)                 (47)                (105)                   0
 Contract Owner Terminations                                   (263)                (670)                (471)                (162)
 Policy Loans, Net                                             (126)                 137                 (163)                   3
 Cost of Insurance (Note 3)                                    (190)                (277)                (123)                (110)
 Policy Loan Processing Charges                                 (18)                 (31)                 (18)                 (12)
 Transfers Among Investment Divisions                          (287)              (1,233)                 180                  518
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,335)              (2,122)                (702)                 240
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (1,149)              (1,813)                (560)                 395
Net Assets, Beginning Balance                                11,333               17,633                6,411                6,134
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            10,184  $            15,820  $             5,851  $             6,529
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                               Divisions Investing In
                                                -------------------------------------------------------------- --------------------


                                                        2011                 2013                 2014                 2019
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (9)                  (6)                 (51)                 (10)
 Transaction Charges (Note 3)                                    (6)                  (3)                 (31)                  (6)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (15)                  (9)                 (82)                 (16)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           103                  203                  812                  134
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (51)                (147)                (486)                 (26)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  52                   56                  326                  108
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       37                   47                  244                   92
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    2                    0
 Policy Loading, Net (Note 3)                                     0                    0                    0                    0
 Contract Owner Deaths                                          (13)                   0                    0                    0
 Contract Owner Terminations                                     14                 (229)                (191)                   0
 Policy Loans, Net                                                9                 (226)                  44                  (88)
 Cost of Insurance (Note 3)                                     (27)                 (15)                (163)                 (63)
 Policy Loan Processing Charges                                  (2)                  (2)                 (23)                  (5)
 Transfers Among Investment Divisions                          (177)                 164               (1,679)               1,602
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (196)                (308)              (2,010)               1,446
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (159)                (261)              (1,766)               1,538
Net Assets, Beginning Balance                                 1,810                1,117               10,234                  774
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             1,651  $               856  $             8,468  $             2,312
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                          Intermediate             Core              Large Cap
                                                        Money              Government              Bond                 Core
                                                       Reserve                Bond               Strategy             Strategy
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $             5,649  $             7,665  $             4,146  $             1,346
 Mortality and Expense Charges (Note 3)                      (1,931)                (977)                (504)                (977)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                3,718                6,688                3,642                  369
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                1,804                   61              (10,658)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                6,361                4,030              (24,972)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                8,165                4,091              (35,630)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,718               14,853                7,733              (35,261)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     252                   17                  115                  114
 Policy Loading, Net (Note 3)                                   (33)                 (15)                  (4)                 (30)
 Contract Owner Deaths                                      (18,382)              (3,457)              (2,654)              (3,246)
 Contract Owner Terminations                                (38,202)              (8,816)              (4,469)              (9,118)
 Policy Loans, Net                                            4,367                 (351)                 482                  458
 Cost of Insurance (Note 3)                                  (7,367)              (3,766)              (1,992)              (3,415)
 Policy Loan Processing Charges                              (1,101)                (393)                (225)                (382)
 Transfers Among Investment Divisions                        30,031               13,530               10,682              (10,348)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (30,435)              (3,251)               1,935              (25,967)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (26,717)              11,602                9,668              (61,228)
Net Assets, Beginning Balance                               346,787              164,659               80,276              197,579
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           320,070  $           176,261  $            89,944  $           136,351
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                     Fundamental            Balanced
                                                       Growth               Capital                High               Natural
                                                       Strategy             Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $               842  $            23,363  $             4,484  $                75
 Mortality and Expense Charges (Note 3)                      (1,287)              (4,849)                (272)                 (70)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (445)              18,514                4,212                    5
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                       (25,570)             (44,281)              (8,195)                  16
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                            (51,901)             (91,708)               2,138                  (26)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (77,471)            (135,989)              (6,057)                 (10)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (77,916)            (117,475)              (1,845)                  (5)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     190                  184                   22                    9
 Policy Loading, Net (Note 3)                                   (36)                 (68)                  (3)                  (2)
 Contract Owner Deaths                                       (4,061)             (16,518)              (1,498)                (167)
 Contract Owner Terminations                                 (9,261)             (36,673)              (2,460)                (369)
 Policy Loans, Net                                              277               (1,833)                (287)                  78
 Cost of Insurance (Note 3)                                  (4,128)             (16,134)              (1,069)                (294)
 Policy Loan Processing Charges                                (469)              (1,712)                (158)                 (42)
 Transfers Among Investment Divisions                       (18,177)             (32,128)               7,226                  338
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (35,665)            (104,882)               1,773                 (449)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                    (113,581)            (222,357)                 (72)                (454)
Net Assets, Beginning Balance                               281,875              928,035               45,329               12,161
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           168,294  $           705,678  $            45,257  $            11,707
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                        Global                                    Global
                                                      Allocation         Utilities and             Bond                Basic
                                                       Strategy             Telecom                Focus               Value
(In thousands)                                        Portfolio            V.I. Fund               Fund              V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $             3,449  $               149  $                 1  $               639
 Mortality and Expense Charges (Note 3)                        (542)                 (23)                   0                 (372)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                2,907                  126                    1                  267
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (5,142)              (1,685)                 (22)              (2,257)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (6,164)                 519                   21              (12,509)
 Capital Gain Distributions (Note 2)                              0                   98                    0                  679
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (11,306)              (1,068)                  (1)             (14,087)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (8,399)                (942)                   0              (13,820)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      41                    0                    0                   32
 Policy Loading, Net (Note 3)                                   (21)                   0                    0                   (6)
 Contract Owner Deaths                                       (1,690)                 (23)                   0               (1,629)
 Contract Owner Terminations                                 (5,883)                 (30)                   0               (3,105)
 Policy Loans, Net                                              213                  (24)                   0                  447
 Cost of Insurance (Note 3)                                  (1,951)                 (92)                   0               (1,297)
 Policy Loan Processing Charges                                (248)                 (10)                   0                 (160)
 Transfers Among Investment Divisions                        (1,883)                (491)                (111)               2,949
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (11,422)                (670)                (111)              (2,769)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (19,821)              (1,612)                (111)             (16,589)
Net Assets, Beginning Balance                               101,359                5,316                  111               71,410
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            81,538  $             3,704  $                 0  $            54,821
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                      Developing
                                                       Capital             Small Cap              Index                Global
                                                       Markets               Value                 500                 Growth
(In thousands)                                        V.I. Fund            V.I. Fund            V.I. Fund            V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                15  $                 0  $               316  $                 3
 Mortality and Expense Charges (Note 3)                         (25)                (196)                (149)                 (17)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (10)                (196)                 167                  (14)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                          (490)                (576)              (3,213)              (1,866)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                255              (11,059)              (3,393)                 942
 Capital Gain Distributions (Note 2)                              0                1,678                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (235)              (9,957)              (6,606)                (924)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (245)             (10,153)              (6,439)                (938)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      14                    9                   12                    0
 Policy Loading, Net (Note 3)                                    (1)                  (2)                  (7)                  (1)
 Contract Owner Deaths                                          (70)                (477)                (326)                 (73)
 Contract Owner Terminations                                   (292)                (516)                (491)                 (16)
 Policy Loans, Net                                               20                   43                  121                   70
 Cost of Insurance (Note 3)                                     (85)                (677)                (413)                 (54)
 Policy Loan Processing Charges                                 (11)                 (63)                 (52)                  (9)
 Transfers Among Investment Divisions                           357                4,164                1,402                 (481)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (68)               2,481                  246                 (564)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (313)              (7,672)              (6,193)              (1,502)
Net Assets, Beginning Balance                                 3,490               34,304               27,359                3,569
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             3,177  $            26,632  $            21,166  $             2,067
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                       American            Large Cap          International          Large Cap
                                                       Balanced              Value                Value                Growth
(In thousands)                                        V.I. Fund            V.I. Fund            V.I. Fund            V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                13  $                19  $               297  $                 0
 Mortality and Expense Charges (Note 3)                          (4)                 (15)                 (51)                 (34)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    9                    4                  246                  (34)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (33)                (271)                (864)                (752)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (68)                (348)                  26                 (806)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (101)                (619)                (838)              (1,558)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (92)                (615)                (592)              (1,592)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    2                    0
 Policy Loading, Net (Note 3)                                     0                    0                   (1)                  (1)
 Contract Owner Deaths                                            0                  (92)                 (66)                 (53)
 Contract Owner Terminations                                   (158)                   0                 (314)                 (27)
 Policy Loans, Net                                              (24)                 213                 (132)                 (31)
 Cost of Insurance (Note 3)                                     (11)                 (84)                (169)                (103)
 Policy Loan Processing Charges                                  (2)                 (12)                 (25)                  (7)
 Transfers Among Investment Divisions                           (21)               2,947                  749                4,278
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (216)               2,972                   44                4,056
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (308)               2,357                 (548)               2,464
Net Assets, Beginning Balance                                   735                1,349                8,288                3,274
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $               427  $             3,706  $             7,740  $             5,738
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                       AllianceBernstein           MFS
                                                  AllianceBernstein         Premier              Emerging               MFS
                                                        Quasar               Growth               Growth              Research
(In thousands)                                        Portfolio            Portfolio              Series               Series
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                15
 Mortality and Expense Charges (Note 3)                          (6)                (157)                 (54)                 (33)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (6)                (157)                 (54)                 (18)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (52)              (5,414)              (4,993)                (666)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (298)              (4,122)               1,213                 (932)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (350)              (9,536)              (3,780)              (1,598)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (356)              (9,693)              (3,834)              (1,616)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   12                    0                    0
 Policy Loading, Net (Note 3)                                     0                   (7)                  (3)                  (1)
 Contract Owner Deaths                                            0                 (388)                (167)                (160)
 Contract Owner Terminations                                    (25)              (1,315)                (228)                (197)
 Policy Loans, Net                                                9                   (5)                 121                  (43)
 Cost of Insurance (Note 3)                                     (17)                (432)                (140)                (101)
 Policy Loan Processing Charges                                  (2)                 (62)                 (23)                 (17)
 Transfers Among Investment Divisions                           124                 (387)              (1,489)                 354
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          89               (2,584)              (1,929)                (165)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (267)             (12,277)              (5,763)              (1,781)
Net Assets, Beginning Balance                                 1,110               30,732               11,921                6,156
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $               843  $            18,455  $             6,158  $             4,375
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       AIM V.I.             AIM V.I.
                                                       Premier              Capital
                                                        Equity            Appreciation            2002                 2003
(In thousands)                                           Fund                 Fund                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                44  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (91)                 (29)                  (8)                (213)
 Transaction Charges (Note 3)                                     0                    0                   (5)                (127)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (47)                 (29)                 (13)                (340)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (2,138)              (2,573)               1,842                3,151
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (3,441)               1,222               (1,828)              (1,809)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (5,579)              (1,351)                  14                1,342
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (5,626)              (1,380)                   1                1,002
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                    0                    0                    2
 Policy Loading, Net (Note 3)                                    (4)                  (2)                   0                   (2)
 Contract Owner Deaths                                         (351)                 (10)                (256)              (1,321)
 Contract Owner Terminations                                   (697)                 (77)                   5               (1,991)
 Policy Loans, Net                                              (72)                 (75)                   7                 (180)
 Cost of Insurance (Note 3)                                    (247)                 (97)                  45                 (726)
 Policy Loan Processing Charges                                 (33)                 (16)                   9                  (78)
 Transfers Among Investment Divisions                        (2,099)                (818)             (10,221)               3,193
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (3,501)              (1,095)             (10,411)              (1,103)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (9,127)              (2,475)             (10,410)                (101)
Net Assets, Beginning Balance                                19,692                6,133               10,410               35,846
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            10,565  $             3,658  $                 0  $            35,745
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (43)                 (96)                 (40)                 (64)
 Transaction Charges (Note 3)                                   (26)                 (60)                 (21)                 (37)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (69)                (156)                 (61)                (101)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           937                  897                  741                  764
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (541)                 577                  (92)                 617
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 396                1,474                  649                1,381
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      327                1,318                  588                1,280
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    3                    0                   (5)
 Policy Loading, Net (Note 3)                                     0                    0                   (1)                   0
 Contract Owner Deaths                                         (188)                (119)                 (13)                  (1)
 Contract Owner Terminations                                   (301)                (879)                (360)                (769)
 Policy Loans, Net                                              (52)                 101                   85                   66
 Cost of Insurance (Note 3)                                    (166)                (318)                (145)                (220)
 Policy Loan Processing Charges                                 (10)                 (26)                 (20)                 (23)
 Transfers Among Investment Divisions                          (783)               1,048                 (352)                 591
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,500)                (190)                (806)                (361)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (1,173)               1,128                 (218)                 919
Net Assets, Beginning Balance                                 8,736               16,708                6,542               10,414
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             7,563  $            17,836  $             6,324  $            11,333
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (99)                 (46)                 (37)                 (10)
 Transaction Charges (Note 3)                                   (58)                 (28)                 (21)                  (7)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (157)                 (74)                 (58)                 (17)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,513                1,854                  742                  474
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,004                 (539)                 304                 (154)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               2,517                1,315                1,046                  320
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,360                1,241                  988                  303
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    4                    0
 Policy Loading, Net (Note 3)                                    (1)                   0                   (1)                   0
 Contract Owner Deaths                                         (250)                (118)                (411)                   0
 Contract Owner Terminations                                   (975)              (2,399)                (378)                   0
 Policy Loans, Net                                              369                  (15)                 139                  (22)
 Cost of Insurance (Note 3)                                    (330)                (190)                (120)                 (28)
 Policy Loan Processing Charges                                 (42)                 (28)                  (9)                  (1)
 Transfers Among Investment Divisions                           157                 (216)                (302)              (1,183)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,072)              (2,966)              (1,078)              (1,234)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,288               (1,725)                 (90)                (931)
Net Assets, Beginning Balance                                16,345                8,136                6,224                2,741
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            17,633  $             6,411  $             6,134  $             1,810
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                       Divisions Investing In
                                                --------------------------------------------------------------


                                                        2013                 2014                 2019
(In thousands)                                          Trust                Trust                Trust
                                                -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (7)                 (55)                  (6)
 Transaction Charges (Note 3)                                    (4)                 (34)                  (4)
                                                -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (11)                 (89)                 (10)
                                                -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           190                  347                   23
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 47                1,555                  186
 Capital Gain Distributions (Note 2)                              0                    0                    0
                                                -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 237                1,902                  209
                                                -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      226                1,813                  199
                                                -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    2                    0
 Policy Loading, Net (Note 3)                                     0                    0                    0
 Contract Owner Deaths                                            0                 (160)                   0
 Contract Owner Terminations                                    (12)                (396)                (107)
 Policy Loans, Net                                              (11)                 (32)                 (18)
 Cost of Insurance (Note 3)                                     (17)                (208)                 (19)
 Policy Loan Processing Charges                                  (2)                 (34)                  (3)
 Transfers Among Investment Divisions                          (115)                (470)              (2,045)
                                                -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (157)              (1,298)              (2,192)
                                                -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          69                  515               (1,993)
Net Assets, Beginning Balance                                 1,048                9,719                2,767
                                                -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             1,117  $            10,234  $               774
                                                ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                          Intermediate             Core              Large Cap
                                                        Money              Government              Bond                 Core
                                                       Reserve                Bond               Strategy             Strategy
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $            14,649  $             9,193  $             4,414  $             1,863
 Mortality and Expense Charges (Note 3)                      (2,075)                (958)                (466)              (1,236)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               12,574                8,235                3,948                  627
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                 (318)                 405               (7,515)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                2,228                1,109              (19,523)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                1,910                1,514              (27,038)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   12,574               10,145                5,462              (26,411)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     246                   13                  115                  122
 Policy Loading, Net (Note 3)                                   (66)                 (16)                 (10)                 (39)
 Contract Owner Deaths                                       (6,438)              (5,645)              (1,901)              (3,888)
 Contract Owner Terminations                                (30,015)              (5,442)              (2,497)              (9,052)
 Policy Loans, Net                                              212                   35                 (716)              (1,574)
 Cost of Insurance (Note 3)                                  (7,498)              (3,474)              (1,743)              (4,376)
 Policy Loan Processing Charges                              (1,139)                (335)                (192)                (436)
 Transfers Among Investment Divisions                        36,152               10,283                7,788               (5,038)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (8,546)              (4,581)                 844              (24,281)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       4,028                5,564                6,306              (50,692)
Net Assets, Beginning Balance                               342,759              159,095               73,970              248,271
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           346,787  $           164,659  $            80,276  $           197,579
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                     Fundamental            Balanced
                                                       Growth               Capital                High               Natural
                                                       Strategy             Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $             1,623  $            22,552  $             5,078  $               109
 Mortality and Expense Charges (Note 3)                      (1,863)              (5,665)                (280)                 (84)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (240)              16,887                4,798                   25
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                       (14,881)             (28,882)              (7,215)               1,290
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                            (63,422)             (65,195)               3,037               (3,294)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (78,303)             (94,077)              (4,178)              (2,004)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (78,543)             (77,190)                 620               (1,979)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     198                  179                   24                    9
 Policy Loading, Net (Note 3)                                   (56)                 (73)                  (4)                  (3)
 Contract Owner Deaths                                       (3,273)             (17,491)                (885)                (339)
 Contract Owner Terminations                                (11,416)             (26,027)              (1,026)              (1,149)
 Policy Loans, Net                                           (2,851)              (5,687)                (948)                 335
 Cost of Insurance (Note 3)                                  (5,853)             (18,613)              (1,009)                (302)
 Policy Loan Processing Charges                                (557)              (1,868)                (135)                 (40)
 Transfers Among Investment Divisions                       (23,939)              51,954                  622                  318
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (47,747)             (17,626)              (3,361)              (1,171)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                    (126,290)             (94,816)              (2,741)              (3,150)
Net Assets, Beginning Balance                               408,165            1,022,851               48,070               15,311
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           281,875  $           928,035  $            45,329  $            12,161
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                        Global                                                     International
                                                      Allocation                              Utilities and            Equity
                                                       Strategy            Balanced              Telecom               Focus
(In thousands)                                        Portfolio            Portfolio            V.I. Fund               Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $             1,976  $               802  $               410  $                92
 Mortality and Expense Charges (Note 3)                        (653)                (149)                 (36)                 (11)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                1,323                  653                  374                   81
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (3,118)             (11,937)              (1,680)              (1,321)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (9,598)               7,254                  282                  654
 Capital Gain Distributions (Note 2)                              0                    0                   10                    1
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (12,716)              (4,683)              (1,388)                (666)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (11,393)              (4,030)              (1,014)                (585)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      46                    9                    0                    1
 Policy Loading, Net (Note 3)                                   (27)                  (8)                   0                    0
 Contract Owner Deaths                                       (1,548)                (866)                 (29)                   0
 Contract Owner Terminations                                 (3,607)                (482)                (161)                 (54)
 Policy Loans, Net                                           (1,513)                (369)                (199)                  (9)
 Cost of Insurance (Note 3)                                  (2,167)                 (65)                (121)                  (3)
 Policy Loan Processing Charges                                (249)                  14                  (11)                   2
 Transfers Among Investment Divisions                        (4,754)             (65,989)                (214)              (5,555)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (13,819)             (67,756)                (735)              (5,618)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (25,212)             (71,786)              (1,749)              (6,203)
Net Assets, Beginning Balance                               126,571               71,786                7,065                6,203
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           101,359  $                 0  $             5,316  $                 0
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                        Global                                  Developing
                                                         Bond                Basic               Capital             Small Cap
                                                         Focus               Value               Markets               Value
(In thousands)                                           Fund              V.I. Fund            V.I. Fund            V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 6  $             3,987  $                35  $             2,071
 Mortality and Expense Charges (Note 3)                          (1)                (393)                 (22)                (146)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    5                3,594                   13                1,925
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (15)                (675)              (1,057)                (993)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  6                 (997)                 977                5,130
 Capital Gain Distributions (Note 2)                              0                  152                    0                   66
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  (9)              (1,520)                 (80)               4,203
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (4)               2,074                  (67)               6,128
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   26                    5                   10
 Policy Loading, Net (Note 3)                                     0                   (4)                  (1)                  (2)
 Contract Owner Deaths                                          (14)              (1,092)                  (5)                (227)
 Contract Owner Terminations                                      0               (1,760)                (101)                (629)
 Policy Loans, Net                                                0               (1,237)                 (80)                (555)
 Cost of Insurance (Note 3)                                      (2)              (1,416)                 (69)                (676)
 Policy Loan Processing Charges                                   0                 (168)                  (7)                 (82)
 Transfers Among Investment Divisions                           (49)              13,658                  (28)              13,108
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (65)               8,007                 (286)              10,947
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         (69)              10,081                 (353)              17,075
Net Assets, Beginning Balance                                   180               61,329                3,843               17,229
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $               111  $            71,410  $             3,490  $            34,304
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                            Balanced
                                                        Index               Capital               Global             American
                                                         500                 Focus                Growth             Balanced
(In thousands)                                        V.I. Fund               Fund              V.I. Fund            V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $               276  $                 6  $                38  $                19
 Mortality and Expense Charges (Note 3)                        (182)                  (1)                 (31)                  (3)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   94                    5                    7                   16
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                          (829)                 (19)              (2,055)                  (2)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (3,618)                 (12)                 528                  (37)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (4,447)                 (31)              (1,527)                 (39)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (4,353)                 (26)              (1,520)                 (23)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    0                    0
 Policy Loading, Net (Note 3)                                    (9)                   0                   (1)                   0
 Contract Owner Deaths                                         (368)                   0                 (350)                   0
 Contract Owner Terminations                                   (665)                   0                 (281)                 (12)
 Policy Loans, Net                                             (140)                  (9)                (318)                 (21)
 Cost of Insurance (Note 3)                                    (442)                  (3)                 (86)                 (15)
 Policy Loan Processing Charges                                 (46)                   0                  (10)                  (3)
 Transfers Among Investment Divisions                         1,741                 (317)                (935)                 809
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          71                 (329)              (1,981)                 758
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (4,282)                (355)              (3,501)                 735
Net Assets, Beginning Balance                                31,641                  355                7,070                    0
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            27,359  $                 0  $             3,569  $               735
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                      Large Cap          International          Large Cap        AllianceBernstein
                                                        Value                Value               Growth                Quasar
(In thousands)                                        V.I. Fund            V.I. Fund            V.I. Fund            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 5  $               374  $                 1  $                40
 Mortality and Expense Charges (Note 3)                          (3)                 (44)                 (17)                  (7)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    2                  330                  (16)                  33
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (34)              (1,214)                (275)                (339)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 48                 (165)                   2                  130
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  14               (1,379)                (273)                (209)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       16               (1,049)                (289)                (176)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    1                    0                    0
 Policy Loading, Net (Note 3)                                     0                   (1)                   0                    0
 Contract Owner Deaths                                            0                 (118)                   0                    0
 Contract Owner Terminations                                      0                  (95)                 (91)                 (13)
 Policy Loans, Net                                               (8)                (131)                 (13)                 (16)
 Cost of Insurance (Note 3)                                     (17)                (154)                 (47)                 (18)
 Policy Loan Processing Charges                                  (3)                 (18)                  (3)                  (3)
 Transfers Among Investment Divisions                         1,361                5,938                   67                   45
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,333                5,422                  (87)                  (5)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,349                4,373                 (376)                (181)
Net Assets, Beginning Balance                                     0                3,915                3,650                1,291
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             1,349  $             8,288  $             3,274  $             1,110
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                  AllianceBernstein           MFS                                     AIM V.I.
                                                       Premier              Emerging               MFS                Premier
                                                        Growth               Growth              Research              Equity
(In thousands)                                        Portfolio              Series               Series                Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $             1,958  $               904  $               859  $               379
 Mortality and Expense Charges (Note 3)                        (224)                 (94)                 (46)                (137)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                1,734                  810                  813                  242
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (1,849)              (2,517)                (174)                 (26)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (7,455)              (5,726)              (2,735)              (3,477)
 Capital Gain Distributions (Note 2)                              0                  111                  125                   49
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (9,304)              (8,132)              (2,784)              (3,454)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (7,570)              (7,322)              (1,971)              (3,212)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       1                    0                    0                    1
 Policy Loading, Net (Note 3)                                   (10)                  (5)                  (1)                  (7)
 Contract Owner Deaths                                         (589)                (104)                 (60)                (399)
 Contract Owner Terminations                                   (759)                (197)                (153)                (587)
 Policy Loans, Net                                             (777)                (219)                (128)                (391)
 Cost of Insurance (Note 3)                                    (585)                (203)                (125)                (360)
 Policy Loan Processing Charges                                 (78)                 (28)                 (17)                 (42)
 Transfers Among Investment Divisions                          (868)              (1,987)                (301)                 189
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (3,665)              (2,743)                (785)              (1,596)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (11,235)             (10,065)              (2,756)              (4,808)
Net Assets, Beginning Balance                                41,967               21,986                8,912               24,500
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            30,732  $            11,921  $             6,156  $            19,692
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       AIM V.I.
                                                       Capital
                                                     Appreciation            2001                 2002                 2003
(In thousands)                                           Fund                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $               404  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (43)                 (27)                 (64)                (208)
 Transaction Charges (Note 3)                                     0                  (16)                 (36)                (125)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  361                  (43)                (100)                (333)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (1,433)              14,483                  580                2,766
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (1,035)             (14,289)                 (28)                 354
 Capital Gain Distributions (Note 2)                            107                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (2,361)                 194                  552                3,120
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (2,000)                 151                  452                2,787
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    0                    2
 Policy Loading, Net (Note 3)                                    (3)                   0                   (4)                  (2)
 Contract Owner Deaths                                          (50)                (155)                (176)                (714)
 Contract Owner Terminations                                   (158)                (120)                (606)              (1,206)
 Policy Loans, Net                                             (228)                 (37)                 (57)                (379)
 Cost of Insurance (Note 3)                                    (129)                 176                 (208)                (649)
 Policy Loan Processing Charges                                 (20)                  28                  (14)                 (67)
 Transfers Among Investment Divisions                          (414)             (37,741)               1,428                1,024
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,002)             (37,849)                 363               (1,991)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (3,002)             (37,698)                 815                  796
Net Assets, Beginning Balance                                 9,135               37,698                9,595               35,050
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             6,133  $                 0  $            10,410  $            35,846
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (49)                 (94)                 (40)                 (61)
 Transaction Charges (Note 3)                                   (30)                 (58)                 (22)                 (36)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (79)                (152)                 (62)                 (97)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           398                1,121                  216                  839
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                378                  378                  307                  (40)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 776                1,499                  523                  799
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      697                1,347                  461                  702
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    3                    0                    0
 Policy Loading, Net (Note 3)                                     0                    0                   (1)                   0
 Contract Owner Deaths                                         (249)                (457)                (122)                (727)
 Contract Owner Terminations                                   (451)                (889)                (137)                (127)
 Policy Loans, Net                                              (90)                 200                  326                 (196)
 Cost of Insurance (Note 3)                                    (160)                (295)                (145)                (199)
 Policy Loan Processing Charges                                 (10)                 (29)                 (21)                 (21)
 Transfers Among Investment Divisions                           740                  480                  559                1,116
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (220)                (987)                 459                 (154)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         477                  360                  920                  548
Net Assets, Beginning Balance                                 8,259               16,348                5,622                9,866
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             8,736  $            16,708  $             6,542  $            10,414
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------


                                                        2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (98)                 (49)                 (44)                 (16)
 Transaction Charges (Note 3)                                   (57)                 (29)                 (26)                 (10)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (155)                 (78)                 (70)                 (26)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,234                1,056                1,029                  175
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (101)                (537)                (621)                 (62)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,133                  519                  408                  113
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      978                  441                  338                   87
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       3                    0                    4                    0
 Policy Loading, Net (Note 3)                                    (2)                  (1)                  (1)                   0
 Contract Owner Deaths                                         (337)                 (81)                 (30)                (156)
 Contract Owner Terminations                                   (445)                (882)                (389)                   0
 Policy Loans, Net                                               58                  (71)                   4                  (86)
 Cost of Insurance (Note 3)                                    (305)                (180)                (121)                 (44)
 Policy Loan Processing Charges                                 (41)                 (30)                 (10)                  (3)
 Transfers Among Investment Divisions                           199                 (136)                (799)                 111
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (870)              (1,381)              (1,342)                (178)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         108                 (940)              (1,004)                 (91)
Net Assets, Beginning Balance                                16,237                9,076                7,228                2,832
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            16,345  $             8,136  $             6,224  $             2,741
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                       Divisions Investing In
                                                --------------------------------------------------------------


                                                        2013                 2014                 2019
(In thousands)                                          Trust                Trust                Trust
                                                -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (7)                 (61)                 (17)
 Transaction Charges (Note 3)                                    (4)                 (37)                 (11)
                                                -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (11)                 (98)                 (28)
                                                -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           126                  364                  499
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (81)                (132)                (595)
 Capital Gain Distributions (Note 2)                              0                    0                    0
                                                -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  45                  232                  (96)
                                                -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       34                  134                 (124)
                                                -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    1                    0
 Policy Loading, Net (Note 3)                                     0                    0                    0
 Contract Owner Deaths                                            0                 (588)                   0
 Contract Owner Terminations                                    (60)                (899)                  (8)
 Policy Loans, Net                                              (11)                   0                  (83)
 Cost of Insurance (Note 3)                                     (15)                (193)                 (76)
 Policy Loan Processing Charges                                  (2)                 (29)                  (6)
 Transfers Among Investment Divisions                          (132)                (776)                 282
                                                -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (220)              (2,484)                 109
                                                -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (186)              (2,350)                 (15)
Net Assets, Beginning Balance                                 1,234               12,069                2,782
                                                -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             1,048  $             9,719  $             2,767
                                                ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill   Lynch  Life  Variable  Life  Separate   Account   II
   ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of thirty-five investment divisions (forty during the year). The investment divisions are as follows:

   - Merrill Lynch Series Fund, Inc.: Eight of the investment divisions (nine during the year) each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. ("Merrill Series Fund"). The investment advisor to the funds of the Merrill Series Fund is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co. Following the close of business on November 21, 2003, the Natural Resources Portfolio was liquidated and substituted into the Global Allocation Strategy Portfolio. Effective following the close of business on May 11, 2001, the Balanced Portfolio was liquidated and substituted into the Balanced Capital Strategy Portfolio.
   - Merrill Lynch Variable Series Funds, Inc.: Ten of the investment divisions (eleven during the year) each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds,Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is MLIM. Effective November 21, 2003, (i) the Mercury International Value V.I. Fund was renamed International Value V.I. Fund and (ii) the Merrill Lynch Large Cap Growth V.I. Fund was renamed Large Cap Growth V.I. Fund. The Global Allocation V.I. Fund commenced operations on November 21, 2003. Following the close of business on November 21, 2003, the Developing Capital Markets V.I. Fund was liquidated and substituted into the Global Allocation V.I. Fund. Following the close of business on April 30, 2002, the Global Bond Focus Fund was liquidated and substituted into the Core Bond Strategy Portfolio. Following the close of business on April 27, 2001, the Balanced Capital Focus Fund merged with and into the American Balanced Fund and the fund was closed to allocations of premiums and contract value. Effective following the close of business on April 27, 2001, the International Equity Focus Fund merged with and into the Mercury International Value V.I. Fund.
   - AllianceBernstein Variable Products Series Fund, Inc.: One of the investment divisions (two during the year) invests in the shares of a single mutual fund portfolio of the AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein Variable Fund"). The investment advisor to the funds of the AllianceBernstein Variable Fund is AllianceBernstein Capital Management L.P. Effective March 31, 2003, (i) the Premier Growth Portfolio was renamed AllianceBernstein Premier Growth Portfolio and (ii) the Quasar Portfolio was renamed AllianceBernstein Quasar Portfolio. Following the close of business on November 21, 2003, the AllianceBernstein Quasar Portfolio was liquidated and substituted into the Roszel / Delaware Trend Portfolio.
   - MFS Variable Insurance Trust:One of the investment divisions (two during the year) invests in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.Following the close of business on November 21, 2003, the MFS Research Series was liquidated and substituted into the Roszel / PIMCO CCM Capital Appreciation Portfolio.
   - AIM Variable Insurance Funds:Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds ("AIM Variable Funds"). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.
   - MLIG Variable Insurance Trust: Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the MLIG Variable Insurance Trust ("MLIG Variable Trust"). The investment advisor to MLIG Variable Trust is Roszel Advisers, LLC, an indirect subsidiary of Merrill Lynch & Co. The Roszel / Delaware Trend Portfolio and Roszel / PIMCO CCM Capital Appreciation Portfolio commenced operations on November 21, 2003.
   - The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L: Eleven of the investment divisions (twelve during the year) each invest in the units of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L ("Merrill Zero Trusts"). Each trust of the Merrill Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust.Merrill Zero Trusts are sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch & Co. The 2003 Trust matured August 15, 2003, the 2002 Trust matured February 15, 2002,the 2001 Trust matured on February 15, 2001.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits
   (without regard to the guaranteed minimum death benefits) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares/units held in the underlying funds/trusts, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out method. Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3. PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

   (In thousands)
                                                                                          Purchases               Sales
                                                                                   --------------------- ---------------------
    Money Reserve Portfolio                                                        $             58,771  $            101,943
    Intermediate Government Bond Portfolio                                                       17,144                42,131
    Core Bond Strategy Portfolio                                                                 11,436                18,133
    Large Cap Core Strategy Portfolio                                                             7,930                18,390
    Fundamental Growth Strategy Portfolio                                                         7,691                25,638
    Balanced Capital Strategy Portfolio                                                          19,271                80,595
    High Yield Portfolio                                                                         25,009                22,739
    Natural Resources Portfolio                                                                   3,087                16,879
    Global Allocation Strategy Portfolio                                                         24,578                 9,813
    Utilities and Telecommunications V.I. Fund                                                    2,390                 1,291
    Basic Value V.I. Fund                                                                        10,952                 8,243
    Developing Capital Markets V.I. Fund                                                         14,848                19,278
    Small Cap Value V.I. Fund                                                                    11,984                 6,861
    Index 500 V.I. Fund                                                                          12,616                 9,240
    Global Growth V.I. Fund                                                                       1,893                   909
    American Balanced V.I. Fund                                                                      10                    22
    Large Cap Value V.I. Fund                                                                     6,189                 3,316
    International Value V.I. Fund                                                                27,170                26,910
    Large Cap Growth V.I. Fund                                                                   11,065                10,555
    Global Allocation V.I. Fund                                                                   4,319                   143
    AllianceBernstein Quasar Portfolio                                                            3,177                 4,518
    Alliance Bernstein Premier Growth Portfolio                                                   2,313                 5,221
    MFS Emerging Growth Series                                                                    1,758                 2,301
    MFS Research Series                                                                             568                 5,633
    AIM V.I. Premier Equity Fund                                                                    756                 3,195
    AIM V.I. Capital Appreciation Fund                                                            1,121                   948
    Roszel / Delaware Trend Portfolio                                                             3,655                   607
    Roszel / PIMCO CCM Capital Appreciation Portfolio                                             4,602                   208
    2003 Trust                                                                                      626                37,083
    2004 Trust                                                                                    1,054                   794
    2005 Trust                                                                                    1,310                 2,332
    2006 Trust                                                                                      386                   880
    2007 Trust                                                                                      344                 1,815
    2008 Trust                                                                                      831                 3,055
    2009 Trust                                                                                      622                 1,402
    2010 Trust                                                                                    1,375                 1,202
    2011 Trust                                                                                      103                   318
    2013 Trust                                                                                      164                   486
    2014 Trust                                                                                      411                 2,543
    2019 Trust                                                                                    2,206                   761
                                                                                   --------------------- ---------------------
                                                                                   $            305,735  $            498,331
                                                                                   ===================== =====================

4.UNIT VALUES

  The following is a summary of units outstanding, unit values and net assets for variable life insurance contracts. The investment income ratio represents  dividends, excluding  distributions  of  capital  gains, received by the  investment  division  from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.The ratio excludes those  expenses  such as mortality  and expense  charges, that  result in direct reduction in the unit values. The recognition of investment income by  the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment divisions invest. The investment income ratio  is calculated on a prospective basis and is presented for the years 2003, 2002, 2001 and 2000.The expense ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each  period indicated. The ratio includes  only those expenses that  result in a direct reduction to unit values. Charges made directly to contract owner  accounts through the  redemption of units  and expenses of the underlying fund are excluded. The total return amounts  include changes in the value of the underlying  mutual fund, which includes  expenses  assessed through the  reduction of unit values. The ratio does not include  any expenses assessed through the redemption of units. Investment  divisions with a  date notation indicate the  effective date  of that investment division in the separate  account. The total  return is calculated for  the period indicated or  from the  effective date through  the end of the reporting period. As  the total  return is presented as  a range of  minimum to maximum  values, based on  the  product  grouping representing the  minimum  and maximum expense ratio  amounts, some individual contract  total returns are not  within the ranges presented.

  (In thousands, except unit values)

  Money Reserve Portfolio
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003          7,509 $    34.26 $      37.60 $      278,011                0.87 %      0.50 %     0.90 %     -0.01 %    0.39 %
      2002          8,680      34.26        37.46        320,070                1.63        0.50       0.90        0.76      1.17
      2001          9,511      34.00        37.02        346,787                3.96        0.50       0.90        3.22      3.65
      2000          9,742      32.94        35.72        342,759                6.07        0.50       0.90        5.29      5.71
      1999         10,490      31.29        33.79        349,417                            0.50       0.90        4.08      4.50

  Intermediate Government Bond Portfolio
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003          2,275 $    60.15 $      66.02 $      147,675                3.35 %      0.50 %     0.90 %      1.34 %    1.76 %
      2002          2,763      59.35        64.88        176,261                4.41        0.50       0.90        8.82      9.26
      2001          2,816      54.54        59.38        164,659                5.39        0.50       0.90        5.97      6.40
      2000          2,892      51.47        55.81        159,095                6.00        0.50       0.90       10.64     11.08
      1999          3,340      46.52        50.24        165,491                            0.50       0.90       -2.14     -1.74


  Core Bond Strategy Portfolio
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003          1,108 $    69.84 $      76.65 $       83,328                3.75 %      0.50 %     0.90 %      4.01 %    4.43 %
      2002          1,247      67.15        73.40         89,944                4.69        0.50       0.90        8.96      9.40
      2001          1,219      61.62        67.09         80,276                5.40        0.50       0.90        6.85      7.29
      2000          1,202      57.67        62.54         73,970                6.44        0.50       0.90        8.59      9.03
      1999          1,434      53.11        57.36         81,048                            0.50       0.90       -3.23     -2.83

  Large Cap Core Strategy Portfolio
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003          1,678 $    92.61 $     101.64 $      167,483                0.51 %      0.50 %     0.90 %     31.33 %   31.86 %
      2002          1,800      70.51        77.08        136,351                0.78        0.50       0.90      -19.48    -19.15
      2001          2,107      87.57        95.34        197,579                0.85        0.50       0.90      -10.78    -10.42
      2000          2,369      98.15       106.43        248,271                5.89        0.50       0.90      -10.68    -10.31
      1999          2,631     109.89       118.67        307,586                            0.50       0.90       30.45     30.98

  Fundamental Growth Strategy Portfolio
  -----------------------------------------------

                                                      Net Assets           Investment          Expense                Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                  Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003          2,439 $    74.19 $      81.43 $      195,299                0.43 %      0.50 %     0.90 %     27.62 %   28.14 %
      2002          2,692      58.13        63.55        168,294                0.37        0.50       0.90      -29.12    -28.83
      2001          3,208      82.01        89.29        281,875                0.49        0.50       0.90      -19.55    -19.22
      2000          3,748     101.94       110.54        408,165               15.55        0.50       0.90       -7.22     -6.85
      1999          3,795     109.87       118.66        443,774                            0.50       0.90       37.74     38.30


  Balanced Capital Strategy Portfolio
  -----------------------------------------------

                                                      Net Assets           Investment          Expense                Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                  Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003         15,184 $    47.76 $      51.51 $      769,425                2.33 %      0.50 %     0.90 %     20.19 %   20.68 %
      2002         16,793      39.73        42.68        705,678                2.78        0.50       0.90      -13.68    -13.33
      2001         19,122      46.03        49.25        928,035                2.30        0.50       0.90       -7.60     -7.22
      2000         19,533      49.82        53.08      1,022,851                5.59        0.50       0.90       -5.77     -5.39
      1999         21,630      52.87        56.10      1,198,155                            0.50       0.90       19.13     19.61

  High Yield Portfolio
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003          1,502 $    34.49 $      37.05 $       54,773                7.73 %      0.50 %     0.90 %     23.28 %   23.78 %
      2002          1,535      27.98        29.93         45,257                9.57        0.50       0.90       -4.34     -3.95
      2001          1,475      29.25        31.17         45,329               10.46        0.50       0.90        0.78      1.19
      2000          1,581      29.02        30.80         48,070                9.88        0.50       0.90       -5.99     -5.61
      1999          2,011      30.87        32.63         64,871                            0.50       0.90        4.63      5.06

  Natural Resources Portfolio
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003                                            Division closed during the year
      2002            884 $    12.58 $      13.40 $       11,707                0.60 %      0.50 %     0.90 %      1.46 %    1.87 %
      2001            935      12.40        13.15         12,161                0.73        0.50       0.90      -10.20     -9.83
      2000          1,066      13.81        14.58         15,311                1.02        0.50       0.90       39.17     39.73
      1999            898       9.92        10.44          9,256                            0.50       0.90       24.37     24.88


  Global Allocation Strategy Portfolio
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003          3,524 $    32.89 $      35.16 $      122,036                3.72 %      0.50 %     0.90 %     34.42 %   34.96 %
      2002          3,176      24.47        26.06         81,538                3.68        0.50       0.90       -8.84     -8.47
      2001          3,609      26.84        28.47        101,359                1.74        0.50       0.90       -9.26     -8.89
      2000          4,104      29.58        31.24        126,571                3.85        0.50       0.90      -10.08     -9.71
      1999          4,659      32.90        34.60        159,293                            0.50       0.90       20.06     20.55

  Balanced Portfolio
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ---------------------                                        -------------------    ------------------
      2003                                              Division was not available
      2002                                              Division was not available
      2001                                            Division closed during the year
      2000          2,223 $    31.08 $      32.71 $       71,786                2.73 %      0.50 %     0.90 %     -1.99 %   -1.60 %
      1999          2,570      31.71        33.24         84,382                            0.50       0.90        7.58      8.01

  Utilities and Telecommunications  V.I. Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    -------------------
      2003            291 $    17.80 $      18.52 $        5,378                2.88 %      0.50 %     0.90 %     19.11 %   19.59 %
      2002            241      14.95        15.48          3,704                3.49        0.50       0.90      -19.50    -19.17
      2001            279      18.57        19.15          5,316                6.34        0.50       0.90      -14.79    -14.45
      2000            317      21.79        22.39          7,065                3.20        0.50       0.90       -3.59     -3.20
      1999            308      22.60        23.13          7,095                            0.50       0.90       11.62     12.07


  International Equity Focus Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003                                              Division was not available
      2002                                              Division was not available
      2001                                            Division closed during the year
      2000            498 $    12.19 $      12.52 $        6,203                0.85 %      0.50 %     0.90 %    -18.02 %  -17.69 %
      1999            493      14.87        15.21          7,456                            0.50       0.90       36.39     36.94

  Global Bond Focus Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003                                              Division was not available
      2002                                            Division closed during the year
      2001              9 $    12.12 $      12.26 $          111                3.66 %      0.60 %     0.75 %     -3.93 %   -3.78 %
      2000             14      12.61        12.74            180                4.46        0.60       0.75       -0.38     -0.23
      1999             25      12.66        12.77            318                            0.60       0.75       -8.87     -8.73

  Basic Value V.I. Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003          2,416 $    29.92 $      31.12 $       74,535                1.25 %      0.50 %     0.90 %     32.04 %   32.57 %
      2002          2,352      22.66        23.47         54,821                0.98        0.50       0.90      -18.51    -18.18
      2001          2,504      27.81        28.69         71,410                5.75        0.50       0.90        3.31      3.73
      2000          2,230      26.92        27.65         61,329                5.12        0.50       0.90       11.64     12.09
      1999          2,296      24.11        24.67         56,370                            0.50       0.90       20.03     20.51


  Developing Capital Markets V.I. Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003                                            Division closed during the year
      2002            452 $     6.82 $       7.07 $        3,177                0.35 %      0.50 %     0.90 %    -11.05 %  -10.69 %
      2001            444       7.67         7.91          3,490                0.91        0.50       0.90        0.55      0.96
      2000            493       7.63         7.84          3,843                0.79        0.50       0.90      -29.33    -29.05
      1999            661      10.80        11.05          7,276                            0.50       0.90       64.03     64.70

  Small Cap Value V.I. Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003          1,319 $    31.99 $      33.27 $       43,459                0.08 %      0.50 %     0.90 %     41.63 %   42.20 %
      2002          1,149      22.59        23.40         26,632                0.00        0.50       0.90      -24.45    -24.14
      2001          1,117      29.90        30.84         34,304                7.92        0.50       0.90       28.71     29.23
      2000            725      23.23        23.86         17,229               20.20        0.50       0.90       13.72     14.18
      1999            450      20.43        20.90          9,391                            0.50       0.90       32.94     33.48

  Index 500 V.I. Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003          1,922 $    15.45 $      15.90 $       30,311                1.45 %      0.50 %     0.90 %     26.99 %   27.50 %
      2002          1,710      12.17        12.47         21,166                1.30        0.50       0.90      -23.10    -22.79
      2001          1,706      15.82        16.15         27,359                0.94        0.50       0.90      -13.07    -12.72
      2000          1,719      18.20        18.43         31,641                1.01        0.60       0.90      -10.18     -9.91
      1999          1,571      20.27        20.46         32,120                            0.60       0.90       19.41     19.78


  Balanced Capital Focus Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003                                              Division was not available
      2002                                              Division was not available
      2001                                            Division closed during the year
      2000             32 $    10.99 $      11.03 $          355                2.60 %      0.60 %     0.75 %      5.63 %    5.79 %
      1999             43      10.43        10.43            449                            0.60       0.60       -2.20     -2.20

  Global Growth V.I. Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            413 $     9.01 $       9.21 $        3,780                1.36 %      0.50 %     0.90 %     32.36 %   32.89 %
      2002            300       6.81         6.93          2,067                0.11        0.50       0.90      -28.39    -28.10
      2001            372       9.50         9.64          3,569                0.77        0.50       0.90      -23.73    -23.42
      2000            564      12.46        12.56          7,070                6.36        0.60       0.90      -15.76    -15.51
      1999            147      14.79        14.86          2,179                            0.60       0.90       69.39     67.78

  American Balanced V.I. Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense                Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003             18 $    27.25 $      27.36 $          488                2.21 %      0.60 %     0.75 %     20.64 %   20.82 %
      2002             19      22.58        22.64            427                2.26        0.60       0.75      -14.33    -14.20
      2001             28      26.36        26.39            735                3.62        0.60       0.75       -2.80     -2.70


  Large Cap Value V.I. Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            690 $    11.77 $      11.90 $        8,186                0.67 %      0.50 %     0.90 %     32.77 %   33.31 %
      2002            416       8.89         8.92          3,706                0.70        0.50       0.75      -13.27    -13.05
      2001            132      10.25        10.26          1,349                1.00        0.50       0.75       -1.28     -1.12


  International Value V.I. Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            827 $    12.47 $      12.76 $       10,501                3.91 %      0.50 %     0.90 %     40.96 %   41.53 %
      2002            862       8.85         9.01          7,740                3.43        0.50       0.90      -12.34    -11.98
      2001            812      10.09        10.24          8,288                4.95        0.50       0.90      -13.69    -13.34
      2000            332      11.69        11.79          3,915                0.00        0.60       0.90        1.94      2.25
      1999            204      11.47        11.53          2,342                            0.60       0.90       15.84     16.17

  Large Cap Growth V.I. Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            858 $     9.08 $       9.25 $        7,886                0.00 %      0.50 %     0.90 %     32.80 %   33.34 %
      2002            832       6.84         6.94          5,738                0.00        0.50       0.90      -24.08    -23.77
      2001            361       9.01         9.10          3,274                0.03        0.50       0.90      -10.15     -9.87
      2000            362      10.03        10.07          3,650                1.45        0.60       0.90      -16.70    -16.45
      1999            266      12.04        12.06          3,206                            0.60       0.90       34.91     35.26


  Global Allocation V. I. Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            202 $    20.75 $      21.77 $        4,354               23.28 %      0.50 %     0.90 %      8.06 %    8.11 %

  AllianceBernstein Quasar Portfolio
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003                                            Division closed during the year
      2002            149 $     5.58 $       5.69 $          843                0.00 %      0.50 %     0.90 %    -32.38 %  -32.11 %
      2001            133       8.30         8.38          1,110                3.63        0.50       0.75      -13.41    -13.19
      2000            135       9.58         9.62          1,291                2.66        0.60       0.75       -6.79     -6.65
      1999             67      10.28        10.31            690                            0.60       0.75       20.63     20.79

  Alliance Bernstein Premier Growth Portfolio
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003          1,315 $    14.58 $      15.00 $       19,531                0.00 %      0.50 %     0.90 %     22.56 %   23.05 %
      2002          1,527      11.89        12.19         18,455                0.00        0.50       0.90      -31.27    -30.99
      2001          1,751      17.31        17.66         30,732                5.42        0.50       0.90      -17.96    -17.62
      2000          1,968      21.09        21.35         41,967                5.25        0.60       0.90      -17.33    -17.08
      1999          2,007      25.51        25.75         51,613                            0.60       0.90       31.12     31.52

  MFS Emerging Growth Series
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            590 $    12.31 $      12.66 $        7,407                0.00 %      0.50 %     0.90 %     29.06 %   29.58 %
      2002            636       9.54         9.77          6,158                0.00        0.50       0.90      -34.36    -34.09
      2001            809      14.53        14.83         11,921                5.99        0.50       0.90      -34.09    -33.82
      2000            986      22.04        22.31         21,986                5.83        0.60       0.90      -20.33    -20.09
      1999            812      27.67        27.92         22,648                            0.60       0.90       75.13     75.65


  MFS Research Series
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003                                            Division closed during the year
      2002            432 $     9.94 $      10.18 $        4,375                0.28 %      0.50 %     0.90 %    -25.22 %  -24.91 %
      2001            457      13.29        13.56          6,156               11.52        0.50       0.90      -21.96    -21.64
      2000            518      17.03        17.24          8,912                6.32        0.60       0.90       -5.70     -5.42
      1999            466      18.06        18.23          8,479                            0.60       0.90       22.93     23.30

  AIM V.I. Premier Equity Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            767 $    13.34 $      13.72 $       10,434                0.28 %      0.50 %     0.90 %     23.95 %   24.46 %
      2002            965      10.76        11.03         10,565                0.30        0.50       0.90      -30.89    -30.61
      2001          1,248      15.57        15.89         19,692                1.72        0.50       0.90      -13.35    -13.00
      2000          1,349      17.97        18.19         24,500                4.06        0.60       0.90      -15.41    -15.16
      1999          1,198      21.24        21.44         25,666                            0.60       0.90       28.73     29.12

  AIM V.I. Capital Appreciation Fund
  -----------------------------------------------

                                                      Net Assets           Investment          Expense                Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            388 $    12.34 $      12.70 $        4,883                0.00 %      0.50 %     0.90 %     28.36 %   28.88 %
      2002            375       9.62         9.85          3,658                0.00        0.50       0.90      -25.04    -24.73
      2001            471      12.83        13.09          6,133                5.74        0.50       0.90      -23.98    -23.66
      2000            535      16.87        17.08          9,135                2.67        0.60       0.90      -11.71    -11.44
      1999            283      19.11        19.29          5,462                            0.60       0.90       43.31     43.75


  Roszel / Delaware Trend Portfolio
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            257 $    12.32 $      12.35 $        3,166                0.00 %      0.50 %     0.90 %      4.45 %    4.50 %

  Roszel / PIMCO CCM Capital Appreciation Portfolio
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            388 $    11.76 $      11.79 $        4,567                0.00 %      0.50 %     0.90 %      4.77 %    4.82 %

  2000 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003                                              Division was not available
      2002                                              Division was not available
      2001                                              Division was not available
      2000                                            Division matured during this year
      1999            899 $    21.23 $      22.08 $       19,745                            0.84 %     1.24 %      3.22 %    3.64 %

  2001 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003                                              Division was not available
      2002                                              Division was not available
      2001                                            Division matured during this year
      2000            725 $    49.30 $      52.60 $       37,698                0.00 %      0.84 %     1.24 %      5.04 %    5.47 %
      1999            819      46.93        49.88         40,402                            0.84       1.24        1.77      2.18


  2002 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003                                              Division was not available
      2002                                            Division matured during this year
      2001            529 $    19.09 $      19.85 $       10,410                0.00 %      0.84 %     1.24 %      4.13 %    4.56 %
      2000            510      18.33        18.99          9,595                0.00        0.84       1.24        6.58      7.01
      1999            472      17.20        17.74          8,284                            0.84       1.24       -0.09      0.32

  2003 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003                                            Division matured during this year
      2002            379 $    88.51 $      95.47 $       35,745                0.00 %      0.84 %     1.24 %      2.36 %    2.77 %
      2001            390      86.47        92.90         35,846                0.00        0.84       1.24        7.54      7.98
      2000            412      80.41        86.03         35,050                0.00        0.84       1.24        9.08      9.53
      1999            448      73.71        78.55         34,867                            0.84       1.24       -2.89     -2.50

  2004 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            430 $    18.09 $      18.54 $        7,928                0.00 %      0.84 %     1.09 %      0.11 %    0.36 %
      2002            411      18.07        18.47          7,563                0.00        0.84       1.09        4.19      4.46
      2001            497      17.34        17.68          8,736                0.00        0.84       1.09        8.12      8.40
      2000            509      16.04        16.31          8,259                0.00        0.84       1.09       10.11     10.39
      1999            474      14.56        14.78          6,979                            0.84       1.09       -3.59     -3.35


  2005 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            226 $    71.46 $      77.19 $       17,246                0.00 %      0.84 %     1.24 %      0.93 %    1.34 %
      2002            235      70.80        76.17         17,836                0.00        0.84       1.24        7.43      7.87
      2001            238      65.90        70.61         16,708                0.00        0.84       1.24        7.96      8.16
      2000            253      61.18        65.28         16,348                0.00        0.84       1.24       11.73     12.19
      1999            282      54.75        58.19         16,321                            0.84       1.24       -5.33     -4.95

  2006 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            138 $    41.42 $      44.50 $        6,009                0.00 %      0.84 %     1.24 %      1.46 %    1.87 %
      2002            147      40.82        43.68          6,324                0.00        0.84       1.24        9.75     10.20
      2001            168      37.19        39.64          6,542                0.00        0.84       1.24        7.72      7.86
      2000            156      34.63        36.75          5,622                0.00        0.84       1.24       13.64     14.10
      1999            180      30.47        32.21          5,700                            0.84       1.24       -7.14     -6.77

  2007 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            213 $    45.42 $      48.60 $       10,184                0.00 %      0.84 %     1.24 %      1.37 %    1.78 %
      2002            240      44.81        47.76         11,333                0.00        0.84       1.24       12.12     12.58
      2001            248      39.96        42.42         10,414                0.00        0.84       1.24        6.62      7.06
      2000            252      37.48        39.62          9,866                0.00        0.84       1.24       15.45     15.92
      1999            310      32.46        34.18         10,481                            0.84       1.24       -8.49     -8.12


  2008 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            345 $    43.60 $      46.47 $       15,820                0.00 %      0.84 %     1.24 %      1.41 %    1.82 %
      2002            390      43.00        45.64         17,633                0.00        0.84       1.24       14.24     14.71
      2001            415      37.64        39.79         16,345                0.00        0.84       1.24        5.79      6.22
      2000            438      35.58        37.46         16,237                0.00        0.84       1.24       17.26     17.73
      1999            539      30.34        31.81         16,986                            0.84       1.24       -9.99     -9.62

  2009 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            140 $    39.80 $      42.24 $        5,851                0.00 %      0.84 %     1.24 %      1.56 %    1.97 %
      2002            157      39.19        41.43          6,411                0.00        0.84       1.24       15.87     16.34
      2001            231      33.82        35.61          8,136                0.00        0.84       1.24        4.77      5.20
      2000            270      32.28        33.85          9,076                0.00        0.84       1.24       18.84     19.33
      1999            290      27.16        28.37          8,157                0.00        0.84       1.24      -10.93    -10.57

  2010 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            161 $    38.70 $      40.91 $        6,529                0.00 %      0.84 %     1.24 %      1.98 %    2.40 %
      2002            156      37.95        39.95          6,134                0.00        0.84       1.24       16.61     17.09
      2001            185      32.54        34.12          6,224                0.00        0.84       1.24        3.44      3.86
      2000            222      31.46        32.85          7,228                0.00        0.84       1.24       20.47     20.96
      1999            209      26.11        27.16          5,646                            0.84       1.24      -11.58    -11.22


  2011 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003             48 $    32.66 $      34.38 $        1,651                0.00 %      0.84 %     1.24 %      2.05 %    2.47 %
      2002             55      32.00        33.55          1,810                0.00        0.84       1.24       17.26     17.74
      2001             97      27.29        28.50          2,741                0.00        0.84       1.24        2.85      3.27
      2000            103      26.53        27.60          2,832                0.00        0.84       1.24       21.97     22.47
      1999             62      21.75        22.53          1,396                            0.84       1.24      -12.09    -11.73

  2013 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003             34 $    24.69 $      25.79 $          856                0.00 %      0.84 %     1.24 %      1.58 %    1.99 %
      2002             45      24.31        25.28          1,117                0.00        0.84       1.24       19.57     20.05
      2001             51      20.33        21.06          1,048                0.00        0.84       1.24        1.78      2.20
      2000             60      19.98        20.61          1,234                0.00        0.84       1.24       24.31     24.82
      1999             63      16.07        16.51          1,032                            0.84       1.24      -13.56    -13.21

  2014 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------

                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            334 $    24.52 $      25.51 $        8,468                0.00 %      0.84 %     1.24 %      2.26 %    2.68 %
      2002            413      23.98        24.84         10,234                0.00        0.84       1.24       19.89     20.38
      2001            474      20.00        20.64          9,719                0.00        0.84       1.24        0.94      1.35
      2000            595      19.82        20.36         12,069                0.00        0.84       1.24       25.50     26.01
      1999            895      15.79        16.16         14,413                            0.84       1.24      -14.35    -14.00


  2019 Trust
  -----------------------------------------------

                                                      Net Assets           Investment          Expense               Total
  December 31, Units(000's)      Unit Value             (000's)           Income Ratio          Ratio                Return
               -------------------------------------------------------------------------------------------------------------------
                             Lowest     Highest                                           Lowest    Highest      Lowest   Highest
                            ----------------------                                       -------------------    ------------------
      2003            170 $    13.39 $      13.65 $        2,312                0.00 %      0.84 %     1.24 %      1.72 %    2.14 %
      2002             57      13.24        13.36            774                0.00        0.84       1.09       18.82     19.13
      2001            247      11.09        11.22          2,767                0.00        0.84       1.24       -1.74     -1.34
      2000            245      11.29        11.37          2,782                0.00        0.84       1.24       28.66     29.18
      1999            546       8.78         8.80          4,809                            0.84       1.24      -15.61    -15.23

5.CHARGES AND FEES

  The following table is a listing of all expenses charged to the separate account. Mortality and expense, rider and administrative charges may be assessed through a reduction in unit value or redemption of units or as fixed  charges.

                                                        Prime Plan 1

  Charge                                When Charge Is Deducted                       Amount Deducted

  Mortality and expense charge          Daily - reduction of unit values              (1+0.0050)^(1/365) - 1 per day
  Trust acquisition charge              Daily - reduction of unit values              (1+0.0034)^(1/365) - 1 per day
  Administrative charge                 Annually - redemption of units                Varies  based  on   face  amount  of contract
  Net loan cost                         Annually - redemption of units                0.75%  of the loan debt and a pro rata amount
                                                                                      of  this  charge  is  incurred upon surrender
  Cost of insurance                     Annually - redemption of units                Charges vary by insured's underwriting class,
                                                                                      sex  and  attained  age, and the policy's net
                                                                                      amount at  risk and a pro rata amount of this
                                                                                      charge is incurred upon surrender
  Reallocation charge                   Per incident - redemption of units            Up  to $25 fee for each transfer in excess of
                                                                                      five transfers in a contract year

                                                        Prime Plan 2

  Charge                                When Charge Is Deducted                       Amount Deducted

  Mortality and expense charge          Daily - reduction of unit values              (1+0.0050)^(1/365) - 1 per day
  Trust acquisition charge              Daily - reduction of unit values              (1+0.0034)^(1/365) - 1 per day
  Deferred policy load                  Annually - redemption of units                7.50%  for  premium   payment  deferred  over
                                                                                      10  years  and  upon  surrender  the  balance
                                                                                      of  the  deferred  policy  loading chargeable
                                                                                      to  any  payment  made  that has not yet been
                                                                                      deducted  is  subtracted  from the investment
                                                                                      base of the policy
  Administrative charge                 Annually - redemption of units                Varies  based  on  face  amount  of  contract
  Net loan cost                         Annually - redemption of units                0.75% of the  loan debt and a pro rata amount
                                                                                      of  this  charge  is  incurred upon surrender
  Cost of insurance                     Annually - redemption of units                Charges vary by insured's underwriting class,
                                                                                      sex  and  attained  age, and the policy's net
                                                                                      amount  at risk and a pro rata amount of this
                                                                                      charge is incurred upon surrender
  Reallocation charge                   Per incident - redemption of units            Up to $25 fee for  each transfer in excess of
                                                                                      five transfers in a contract year


                                                      Prime Plans 3-4

  Charge                                When Charge Is Deducted                       Amount Deducted

  Mortality and expense charge          Daily - reduction of unit values              (1+0.0050)^(1/365) - 1 per day
  Trust acquisition charge              Daily - reduction of unit values              (1+0.0034)^(1/365) - 1 per day
  Deferred policy load                  Annually - redemption of units                7.75%  for  premium  payment   deferred  over
                                                                                      10  years  and  upon  surrender  the  balance
                                                                                      of  the  deferred  policy  loading chargeable
                                                                                      to  any  payment  made  that has not yet been
                                                                                      deducted  is  subtracted  from the investment
                                                                                      base of the policy
  Administrative charge                 Annually - redemption of units                Varies  based  on  face  amount  of  contract
  Net loan cost                         Annually - redemption of units                0.75%  of the loan debt and a pro rata amount
                                                                                      of  this  charge  is  incurred upon surrender
  Cost of insurance                     Annually - redemption of units                Charges vary by insured's underwriting class,
                                                                                      sex  and  attained  age, and the policy's net
                                                                                      amount at  risk and a pro rata amount of this
                                                                                      charge is incurred upon surrender
  Reallocation charge                   Per incident - redemption of units            Up to $25 fee for each transfer  in excess of
                                                                                      five transfers in a contract year

                                                        Prime Plan 5

  Charge                                When Charge Is Deducted                       Amount Deducted

  Mortality and expense charge          Daily - reduction of unit values              1-(1-0.0060)^(1/365) per day
  Trust acquisition charge              Daily - reduction of unit values              1-(1-0.0034)^(1/365) per day
  Deferred policy loading               Annually - redemption of units                7%  of  premium  in  the first year, deferred
                                                                                      over 10 years
                                                                                      6.5%  of  each  additional payment made after
                                                                                      the  first   year,  deferred  over  10  years
                                                                                      Upon  surrender  the  balance of the deferred
                                                                                      policy loading chargeable to any payment made
                                                                                      that has not yet been  deducted is subtracted
                                                                                      from the investment base of the policy
  Net loan cost                         Annually - redemption of units                0.75% of the loan debt for year 1-10
                                                                                      0.60%  of  the  loan debt for year 11 or more
  Cost of insurance                     Quarterly - redemption of units               Charges vary by insured's underwriting class,
                                                                                      sex  and  attained  age, and the policy's net
                                                                                      amount at risk and a pro  rata amount of this
                                                                                      charge is incurred upon surrender
  Reallocation charge                   Per incident - redemption of units            Up to $25 fee for each transfer in  excess of
                                                                                      five transfers in a contract year


                                                        Prime Plan 6

  Charge                                When Charge Is Deducted                       Amount Deducted

  Mortality and expense charge          Daily - reduction of unit values              1-(1-0.0075)^(1/365) per day
  Trust acquisition charge              Daily - reduction of unit values              1-(1-0.0034)^(1/365) per day
  Deferred policy loading               Annually - redemption of units                Single: 7% of initial and  additional premium
                                                                                      in  the  first  year, deferred  over 10 years
                                                                                      Joint: 9% of  initial  and additional premium
                                                                                      in  the  first  year, deferred  over 10 years
                                                                                      Upon  surrender  the  balance of the deferred
                                                                                      policy loading chargeable to any payment made
                                                                                      that has  not yet been deducted is subtracted
                                                                                      from the investment base of the policy
  Net loan cost                         Annually - redemption of units                Guaranteed Investment Division ("GID")
                                                                                      invested funds: 2% of loan debt
                                                                                      Non-GID  invested  funds: 0.75%  of loan debt
                                                                                      A pro rata amount  of this charge is incurred
                                                                                      upon surrender
  Cost of insurance                     Quarterly - redemption of units               Charges vary by insured's underwriting class,
                                                                                      sex  and  attained  age, and the policy's net
                                                                                      amount at risk and a pro rata amount of this
                                                                                      charge is incurred upon surrender
  Administration fee                    Quarterly - redemption of units               $12.50 fee
  Reallocation charge                   Per incident - redemption of units            Up to $25 fee for each  transfer in excess of
                                                                                      five transfers in a contract year

                                                        Prime Plan 7

  Charge                                When Charge Is Deducted                       Amount Deducted

  Mortality and expense charge          Daily - reduction of unit values              1-(1-0.0090)^(1/365) per day
  Trust acquisition charge              Daily - reduction of unit values              1-(1-0.0034)^(1/365) per day
  Deferred policy loading               Annually - redemption of units                Single: 7% of initial and  additional premium
                                                                                      in  the  first  year, deferred  over 10 years
                                                                                      Joint: 9% of  initial  and additional premium
                                                                                      in  the  first  year, deferred  over 10 years
                                                                                      Upon  surrender  the  balance of the deferred
                                                                                      policy loading chargeable to any payment made
                                                                                      that has not yet  been deducted is subtracted
                                                                                      from the investment base of the policy
  Net loan cost                         Annually - redemption of units                Wash loans: 0% of loan debt
                                                                                      Non-wash loans: 2% of loan debt
                                                                                      A pro rata amount of  this charge is incurred
                                                                                      upon surrender
  Cost of insurance                     Quarterly - redemption of units               Charges vary by insured's underwriting class,
                                                                                      sex  and  attained age, and  the policy's net
                                                                                      amount  at risk and a pro rata amount of this
                                                                                      charge is incurred upon surrender
  Reallocation charge                   Per incident - redemption of units            Up to $25 fee for each  transfer in excess of
                                                                                      five transfers in a contract year


                                                    Prime Plan Investor

  Charge                                When Charge Is Deducted                       Amount Deducted

  Mortality and expense charge          Daily - reduction of unit values              1-(1-0.0090)^(1/365) per day
  Trust acquisition charge              Daily - reduction of unit values              1-(1-0.0034)^(1/365) per day
  Deferred policy loading               Annually - redemption of units                Single: 7% of initial  and additional premium
                                                                                      in  the  first  year, deferred  over 10 years
                                                                                      Joint: 9%  of  initial and additional premium
                                                                                      in  the  first  year, deferred  over 10 years
                                                                                      Upon  surrender  the  balance of the deferred
                                                                                      policy loading chargeable to any payment made
                                                                                      that has  not yet been deducted is subtracted
                                                                                      from the investment base of the policy
  Net loan cost                         Annually - redemption of units                2% of loan debt and a pro rata amount of this
                                                                                      charge is incurred upon surrender
  Cost of insurance                     Quarterly - redemption of units               Charges vary by insured's underwriting class,
                                                                                      sex  and  attained  age, and the policy's net
                                                                                      amount  at risk and a pro rata amount of this
                                                                                      charge is incurred upon surrender
  Reallocation charge                   Per incident - redemption of units            Up to $25 fee for each  transfer in excess of
                                                                                      five transfers in a contract year

                                                       Directed Life

  Charge                                When Charge Is Deducted                       Amount Deducted

  Mortality and expense charge          Daily - reduction of unit values              (1+0.0050)^(1/365) - 1 per day
  Trust acquisition charge              Daily - reduction of unit values              (1+0.0034)^(1/365) - 1 per day
  Net loan cost                         Annually - redemption of units                Non-Adjustable loan rate: 0.75% of
                                                                                      loan debt
                                                                                      Adjustable loan rate: 0.25% - 0.75%
                                                                                      of loan debt
                                                                                      A pro rata amount  of this charge is incurred
                                                                                      upon surrender
  Cost of insurance                     Quarterly - redemption of units               Charges vary by insured's underwriting class,
                                                                                      sex  and  attained  age, and the policy's net
                                                                                      amount at risk and a  pro rata amount of this
                                                                                      charge is incurred upon surrender
  Reallocation charge                   Per incident - redemption of units            Up to $25 fee  for each transfer in excess of
                                                                                      five transfers in a contract year


                                                      Directed Life 2

  Charge                                Amount Deducted                               Amount Deducted

  Mortality and expense charge          Daily - reduction of unit values              1-(1-0.0075)^(1/365) per day
  Trust acquisition charge              Daily - reduction of unit values              1-(1-0.0034)^(1/365) per day
  Deferred policy loading               Annually - redemption of units                Charge varies based on plan type, the premium
                                                                                      payment  period,  and  the  type  of  premium
                                                                                      (scheduled or unscheduled)
  Net loan cost                         Annually - redemption of units                0.75%  of the loan debt and a pro rata amount
                                                                                      of this charge is incurred upon surrender
  Cost of insurance                     Quarterly - redemption of units               Charges vary by insured's underwriting class,
                                                                                      sex  and  attained  age, and the policy's net
                                                                                      amount at  risk and a pro rata amount of this
                                                                                      charge is incurred upon surrender
  Administration fee                    Quarterly - redemption of units               $12.50 fee
  Reallocation charge                   Per incident - redemption of units            Up to $25 fee for each transfer  in excess of
                                                                                      five transfers in a contract year

6.UNITS ISSUED AND REDEEMED

  Units issued and redeemed during 2003, 2002 and 2001 were as follows:

                                                                   Intermediate         Core          Large Cap       Fundamental
                                                     Money          Government          Bond             Core            Growth
                                                    Reserve            Bond           Strategy         Strategy         Strategy
  (In thousands)                                   Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 2001                         9,742            2,892            1,202            2,369            3,748
  Activity during 2001:
       Issued                                            7,189              609              360              226              555
       Redeemed                                         (7,420)            (685)            (343)            (488)          (1,095)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                       9,511            2,816            1,219            2,107            3,208
  Activity during 2002:
       Issued                                            6,251              885              448              257              452
       Redeemed                                         (7,082)            (938)            (420)            (564)            (968)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                       8,680            2,763            1,247            1,800            2,692
  Activity during 2003:
       Issued                                            4,461              547              277              305              430
       Redeemed                                         (5,632)          (1,035)            (416)            (427)            (683)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2003                       7,509            2,275            1,108            1,678            2,439
                                               ================ ================ ================ ================ ================


                                                    Balanced                                            Global
                                                    Capital            High           Natural         Allocation
                                                    Strategy          Yield          Resources         Strategy         Balanced
   (In thousands)                                  Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                               ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 2001                        19,533            1,581            1,066            4,104            2,223
  Activity during 2001:
       Issued                                            2,303              684              769              353                0
       Redeemed                                         (2,714)            (790)            (900)            (848)          (2,223)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                      19,122            1,475              935            3,609                0
  Activity during 2002:
       Issued                                              850            1,032              475              453                0
       Redeemed                                         (3,179)            (972)            (526)            (886)               0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                      16,793            1,535              884            3,176                0
  Activity during 2003:
       Issued                                              882              965              291            1,057                0
       Redeemed                                         (2,491)            (998)          (1,175)            (709)               0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2003                      15,184            1,502                0            3,524                0
                                               ================ ================ ================ ================ ================


                                                                   International       Global                          Developing
                                                Utilities and         Equity           Bond             Basic           Capital
                                                   Telecom             Focus           Focus            Value           Markets
  (In thousands)                                  V.I. Fund            Fund            Fund           V.I. Fund        V.I. Fund
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 2001                           317              498               14            2,230              493
  Activity during 2001:
       Issued                                               92                0                1            1,091              497
       Redeemed                                           (130)            (498)              (6)            (817)            (546)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                         279                0                9            2,504              444
  Activity during 2002:
       Issued                                               58                0                0              952            3,719
       Redeemed                                            (96)               0               (9)          (1,104)          (3,711)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                         241                0                0            2,352              452
  Activity during 2003:
       Issued                                              151                0                0              733            1,978
       Redeemed                                           (101)               0                0             (669)          (2,430)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2003                         291                0                0            2,416                0
                                               ================ ================ ================ ================ ================


                                                                                      Balanced
                                                    Small Cap         Index           Capital           Global          American
                                                     Value             500             Focus            Growth          Balanced
   (In thousands)                                   V.I. Fund        V.I. Fund          Fund          V.I. Fund        V.I. Fund
                                               ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 2001                           725            1,719               32              564                0
  Activity during 2001:
       Issued                                            1,332              773                0              217               30
       Redeemed                                           (940)            (786)             (32)            (409)              (2)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                       1,117            1,706                0              372               28
  Activity during 2002:
       Issued                                            1,035              945                0              258                0
       Redeemed                                         (1,003)            (941)               0             (330)              (9)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                       1,149            1,710                0              300               19
  Activity during 2003:
       Issued                                              761            1,357                0              324                0
       Redeemed                                           (591)          (1,145)               0             (211)              (1)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2003                       1,319            1,922                0              413               18
                                               ================ ================ ================ ================ ================


                                                   Large Cap       International     Large Cap          Global     AllianceBernstein
                                                     Value            Value            Growth         Allocation         Quasar
   (In thousands)                                  V.I. Fund        V.I. Fund        V.I. Fund        V.I. Fund        Portfolio
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 2001                             0              332              362                0              135
  Activity during 2001:
       Issued                                              196            4,046              182                0              520
       Redeemed                                            (64)          (3,566)            (183)               0             (522)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                         132              812              361                0              133
  Activity during 2002:
       Issued                                              793            5,597              731                0              325
       Redeemed                                           (509)          (5,547)            (260)               0             (309)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                         416              862              832                0              149
  Activity during 2003:
       Issued                                              817            2,078              514              207              577
       Redeemed                                           (543)          (2,113)            (488)              (5)            (726)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2003                         690              827              858              202                0
                                               ================ ================ ================ ================ ================


                                               AllianceBernstein       MFS                             AIM V.I.        AIM V.I.
                                                    Premier          Emerging           MFS            Premier          Capital
                                                     Growth           Growth          Research          Equity        Appreciation
   (In thousands)                                  Portfolio          Series           Series            Fund             Fund
                                               ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 2001                         1,968              986              518            1,349              535
  Activity during 2001:
       Issued                                              582              340               97              262              177
       Redeemed                                           (799)            (517)            (158)            (363)            (240)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                       1,751              809              457            1,248              471
  Activity during 2002:
       Issued                                              625              115              131              110              144
       Redeemed                                           (849)            (288)            (156)            (393)            (240)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                       1,527              636              432              965              375
  Activity during 2003:
       Issued                                              276              196               80              151              172
       Redeemed                                           (488)            (242)            (512)            (349)            (159)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2003                       1,315              590                0              767              388
                                               ================ ================ ================ ================ ================


                                                    Roszel /       Roszel / PIMCO
                                                    Delaware       CCM Capital
                                                     Trend         Appreciation         2001             2002             2003
   (In thousands)                                  Portfolio        Portfolio          Trust            Trust            Trust
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 2001                             0                0              725              510              412
  Activity during 2001:
       Issued                                                0                0                0              114               36
       Redeemed                                              0                0             (725)             (95)             (59)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                           0                0                0              529              390
  Activity during 2002:
       Issued                                                0                0                0                0               60
       Redeemed                                              0                0                0             (529)             (71)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                           0                0                0                0              379
  Activity during 2003:
       Issued                                              306              399                0                0               32
       Redeemed                                            (49)             (11)               0                0             (411)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2003                         257              388                0                0                0
                                               ================ ================ ================ ================ ================


                                                      2004             2005             2006             2007             2008
   (In thousands)                                    Trust            Trust            Trust            Trust            Trust
                                               ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 2001                           509              253              156              252              438
  Activity during 2001:
       Issued                                               88               29               32               59               37
       Redeemed                                           (100)             (44)             (20)             (63)             (60)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                         497              238              168              248              415
  Activity during 2002:
       Issued                                               98               28               26               26               35
       Redeemed                                           (184)             (31)             (47)             (34)             (60)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                         411              235              147              240              390
  Activity during 2003:
       Issued                                               95               23                9               18               19
       Redeemed                                            (76)             (32)             (18)             (45)             (64)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2003                         430              226              138              213              345
                                               ================ ================ ================ ================ ================


                                                      2009             2010             2011             2013
  (In thousands)                                     Trust            Trust            Trust            Trust
                                               ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 2001                           270              222              103               60
  Activity during 2001:
       Issued                                               16              148               18                4
       Redeemed                                            (55)            (185)             (24)             (13)
                                               ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                         231              185               97               51
  Activity during 2002:
       Issued                                               12              150                8               10
       Redeemed                                            (86)            (179)             (50)             (16)
                                               ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                         157              156               55               45
  Activity during 2003:
       Issued                                               19               46                4                7
       Redeemed                                            (36)             (41)             (11)             (18)
                                               ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2003                         140              161               48               34
                                               ================ ================ ================ ================


                                                      2014             2019
   (In thousands)                                    Trust            Trust
                                               ---------------- ----------------

  Outstanding at January 1, 2001                           595              245
  Activity during 2001:
       Issued                                               71              231
       Redeemed                                           (192)            (229)
                                               ---------------- ----------------
  Outstanding at December 31, 2001                         473              247
  Activity during 2002:
       Issued                                               53               36
       Redeemed                                           (114)            (226)
                                               ---------------- ----------------
  Outstanding at December 31, 2002                         413               57
  Activity during 2003:
       Issued                                               19              214
       Redeemed                                            (98)            (101)
                                               ---------------- ----------------
  Outstanding at December 31, 2003                         334              170
                                               ================ ================

INDEPENDENT AUDITORS' REPORT

The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2003 and 2002, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for stock-based compensation to conform to SFAS 123, Accounting for Stock-Based Compensation, as amended by SFAS No. 148, Accounting for Stock-Based Compensation - Transition and Disclosure, and retroactively, restated the 2003, 2002 and 2001 financial statements.

Deloitte & Touche, LLP
New York, New York

March 1, 2004 (May 4, 2004 as to Note 2)

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                                                                   2003 (1)         2002 (1)
                                                                 -----------      -----------
ASSETS

INVESTMENTS:
    Fixed maturity securities, at estimated fair value
        (amortized cost: 2003 - $2,108,310; 2002 - $1,844,077)   $ 2,157,127      $ 1,856,732
    Equity securities, at estimated fair value
        (cost: 2003 - $78,816; 2002 - $112,903)                       82,469          105,430
    Trading account securities, at estimated fair value               26,186           21,949
    Limited partnerships, at cost                                     11,880           12,150
    Policy loans on insurance contracts                            1,086,537        1,143,663
                                                                 -----------      -----------

        Total Investments                                          3,364,199        3,139,924

CASH AND CASH EQUIVALENTS                                             75,429          312,217
ACCRUED INVESTMENT INCOME                                             63,565           63,603
DEFERRED POLICY ACQUISITION COSTS                                    364,414          404,220
FEDERAL INCOME TAXES - CURRENT                                             -           40,910
REINSURANCE RECEIVABLES                                                6,004            8,197
AFFILIATED RECEIVABLES - NET                                               -               67
RECEIVABLES FROM SECURITIES SOLD                                       1,349           10,072
OTHER ASSETS                                                          36,245           37,399
SEPARATE ACCOUNTS ASSETS                                          10,736,343        9,079,285
                                                                 -----------      -----------

TOTAL ASSETS                                                     $14,647,548      $13,095,894
                                                                 ===========      ===========

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                                                                              2003 (1)          2002 (1)
                                                                            ------------      ------------
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
        Policyholders' account balances                                     $  2,887,937      $  3,084,042
        Claims and claims settlement expenses                                    101,718            98,526
                                                                            ------------      ------------
                     Total policyholder liabilities and accruals               2,989,655         3,182,568

    OTHER POLICYHOLDER FUNDS                                                      12,915            11,815
    LIABILITY FOR GUARANTY FUND ASSESSMENTS                                        7,139             7,221
    FEDERAL INCOME TAXES - DEFERRED                                               31,965            67,304
    FEDERAL INCOME TAXES - CURRENT                                                20,146                 -
    PAYABLES FOR SECURITIES PURCHASED                                                683            19,635
    AFFILIATED PAYABLES - NET                                                      2,365                 -
    UNEARNED POLICY CHARGE REVENUE                                               107,761           113,774
    OTHER LIABILITIES                                                              3,480             6,033
    SEPARATE ACCOUNTS LIABILITIES                                             10,730,601         9,072,606
                                                                            ------------      ------------
                     Total Liabilities                                        13,906,710        12,480,956
                                                                            ------------      ------------

STOCKHOLDER'S EQUITY:
    Common stock ($10 par value; authorized: 1,000,000 shares; issued and
       outstanding: 250,000 shares)                                                2,500             2,500
    Additional paid-in capital                                                   397,324           347,324
    Retained earnings                                                            329,549           288,124
    Accumulated other comprehensive income (loss)                                 11,465           (23,010)
                                                                            ------------      ------------
                     Total Stockholder's Equity                                  740,838           614,938
                                                                            ------------      ------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                  $ 14,647,548      $ 13,095,894
                                                                            ============      ============

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                        2003 (1)        2002 (1)        2001(1)
                                                                       ---------       ---------       ---------
REVENUES:

    Policy charge revenue                                              $ 228,878       $ 239,030       $ 253,837
    Net investment income                                                174,662         207,064         221,872
    Net realized investment gains (losses)                                   987          (9,056)        (13,844)
                                                                       ---------       ---------       ---------

                  Total Revenues                                         404,527         437,038         461,865
                                                                       ---------       ---------       ---------

BENEFITS AND EXPENSES:
    Interest credited to policyholders' account balances                 128,958         141,373         153,111
    Market value adjustment expense                                        4,806           3,683           2,296
    Policy benefits (net of reinsurance recoveries: 2003 - $17,641;
       2002 - $14,620; 2001 - $16,562)                                    64,631          58,060          37,773
    Reinsurance premium ceded                                             22,599          23,131          24,535
    Amortization of deferred policy acquisition costs                     76,402         101,118          59,335
    Insurance expenses and taxes                                          52,092          48,527          66,517
                                                                       ---------       ---------       ---------

                  Total Benefits and Expenses                            349,488         375,892         343,567
                                                                       ---------       ---------       ---------

                  Net Earnings Before Federal Income Tax Provision        55,039          61,146         118,298
                                                                       ---------       ---------       ---------

FEDERAL INCOME TAX PROVISION (BENEFIT):
    Current                                                               67,516         (41,713)         22,728
    Deferred                                                             (53,902)         55,301          17,875
                                                                       ---------       ---------       ---------

                  Total Federal Income Tax Provision                      13,614          13,588          40,603
                                                                       ---------       ---------       ---------

NET EARNINGS                                                           $  41,425       $  47,558       $  77,695
                                                                       =========       =========       =========

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                               2003 (1)       2002 (1)       2001(1)
                                                                               --------       --------       --------
NET EARNINGS                                                                   $ 41,425       $ 47,558       $ 77,695
                                                                               --------       --------       --------

OTHER COMPREHENSIVE INCOME (LOSS):

    Net unrealized gains on available-for-sale securities and investments in separate accounts:
       Net unrealized holding gains (losses) arising during the period           46,905         (1,799)        32,328
       Reclassification adjustment for losses included in net earnings            3,286         11,494         12,600
                                                                               --------       --------       --------

        Net unrealized gains on investment securities                            50,191          9,695         44,928

       Adjustments for:
              Policyholder liabilities                                            6,302        (15,214)        (9,498)
              Deferred policy acquisition costs                                  (3,455)             9        (15,551)
              Deferred federal income taxes                                     (18,563)         1,928         (6,958)
                                                                               --------       --------       --------

    Total other comprehensive income (loss), net of tax                          34,475         (3,582)        12,921
                                                                               --------       --------       --------

COMPREHENSIVE INCOME                                                           $ 75,900       $ 43,976       $ 90,616
                                                                               ========       ========       ========

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                                Accumulated
                                                                  Additional                        other           Total
                                                     Common         paid-in      Retained      comprehensive    stockholder's
                                                      stock         capital     earnings(1)    income (loss)      equity (1)
                                                    ---------     ----------    -----------    -------------    --------------
BALANCE, JANUARY 1, 2001                            $   2,500     $  347,324    $   193,770    $     (32,349)   $      511,245

    Net earnings                                                                     77,695                             77,695
    Other comprehensive income, net of tax                                                            12,921            12,921
                                                    ---------     ----------    -----------    -------------    --------------

BALANCE, DECEMBER 31, 2001                              2,500        347,324        271,465          (19,428)          601,861

    Cash dividend paid to parent                                                    (30,899)                           (30,899)
    Net earnings                                                                     47,558                             47,558
    Other comprehensive loss, net of tax                                                              (3,582)           (3,582)
                                                    ---------     ----------    -----------    -------------    --------------

BALANCE, DECEMBER 31, 2002                              2,500        347,324        288,124          (23,010)          614,938

    Capital contribution from parent                                  50,000                                            50,000
    Net earnings                                                                     41,425                             41,425
    Other comprehensive income, net of tax                                                            34,475            34,475
                                                    ---------     ----------    -----------    -------------    --------------

BALANCE, DECEMBER 31, 2003                          $   2,500     $  397,324    $   329,549    $      11,465    $      740,838
                                                    =========     ==========    ===========    =============    ==============

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                    2003 (1)          2002 (1)          2001 (1)
                                                                                  -----------       -----------       -----------
Cash Flows From Operating Activities:
  Net earnings                                                                    $    41,425       $    47,558       $    77,695
  Noncash items included in earnings:
    Amortization of deferred policy acquisition costs                                  76,402           101,118            59,335
    Capitalization of policy acquisition costs                                        (40,051)          (34,391)          (51,736)
    Amortization (accretion) of investments                                             9,883             2,406            (1,033)
    Interest credited to policyholders' account balances                              128,958           141,373           153,111
    Provision (benefit) for deferred Federal income tax                               (53,902)           55,301            17,875
  (Increase) decrease in operating assets:
    Accrued investment income                                                              38             6,281             1,117
    Federal income taxes - current                                                     40,910           (40,910)                -
    Reinsurance receivables                                                             2,193             1,231            (6,338)
    Affiliated receivables - net                                                           67               (67)                -
    Other                                                                               1,154             4,513            (1,298)
  Increase (decrease) in operating liabilities:
    Claims and claims settlement expenses                                               3,192             3,506             9,347
    Other policyholder funds                                                            1,100            (2,424)           (3,439)
    Liability for guaranty fund assessments                                               (82)           (1,228)           (1,801)
    Federal income taxes - current                                                     20,146            (4,726)              114
    Affiliated payables - net                                                           2,365            (6,113)            5,220
    Unearned policy charge revenue                                                     (6,013)               98            12,494
    Other                                                                              (2,553)           (1,561)          (24,695)
  Other operating activities:
    Net realized investment (gains) losses                                               (987)            9,056            13,844
                                                                                  -----------       -----------       -----------

       Net cash and cash equivalents provided by operating activities                 224,245           281,021           259,812

Cash Flow From Investing Activities:
  Proceeds from (payments for):
    Sales of available-for-sale securities                                            312,514           817,498           278,420
    Maturities of available-for-sale securities                                       533,534           360,062           342,148
    Purchases of available-for-sale securities                                     (1,097,868)         (988,168)         (511,122)
    Trading account securities                                                           (559)             (456)             (214)
    Sales of real estate held-for-sale                                                      -            22,900                 -
    Sales of limited partnerships                                                         470                 -             1,000
    Purchases of limited partnerships                                                    (200)             (880)           (1,857)
    Policy loans on insurance contracts                                                57,126            50,815              (788)
    Recapture of investment in separate accounts                                        3,015             1,785                 -
    Investment in separate accounts                                                      (304)           (3,554)           (1,009)
                                                                                  -----------       -----------       -----------

       Net cash and cash equivalents provided by (used in) investing activities      (192,272)          260,002           106,578
                                                                                  -----------       -----------       -----------

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                 2003 (1)          2002 (1)          2001 (1)
                                                                               -----------       -----------       -----------
Cash Flows From Financing Activities:
  Proceeds from (payments for):
    Capital contribution received from (cash dividend paid to) parent          $    50,000       $   (30,899)      $         -
    Policyholder deposits (excludes internal policy replacement deposits)          936,437           640,103         1,090,788
    Policyholder withdrawals (including transfers to/from separate accounts)    (1,255,198)         (968,439)       (1,419,479)
                                                                               -----------       -----------       -----------

       Net cash and cash equivalents used in financing activities                 (268,761)         (359,235)         (328,691)
                                                                               -----------       -----------       -----------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                              (236,788)          181,788            37,699

CASH AND CASH EQUIVALENTS
    Beginning of year                                                              312,217           130,429            92,730
                                                                               -----------       -----------       -----------

    End of year                                                                $    75,429       $   312,217       $   130,429
                                                                               ===========       ===========       ===========

Supplementary Disclosure of Cash Flow Information:
    Cash paid to affiliates for:
       Federal income taxes                                                    $     6,460       $     3,923       $    22,614
       Interest                                                                        197               125               639

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

      The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

      BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

      The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain.

      For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

      Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

      REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

      Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

      Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance, which is not currently marketed) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

      INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, as well as information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). The factors that give rise to potential impairments include, but are not limited to, i) certain credit-related events such as default of principal or interest payments, ii) bankruptcy of issuer, and iii) certain security restructurings. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's estimate of the security's ultimate recovery value. Management bases this determination on the most recent information available.

      For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

      Certain fixed maturity and equity securities are considered non-investment grade. The Company defines non-investment grade securities as unsecured debt obligations or equity positions that have a rating equivalent to Standard and Poor's (or similar rating agency) BB+ or lower.

      Investments in limited partnerships are carried at cost.

      Policy loans on insurance contracts are stated at unpaid principal balances.

      DEFERRED POLICY ACQUISITION COSTS: Certain policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

      Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

      During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                         2003         2002         2001
                      ---------    ---------    ---------
Beginning balance     $  81,425    $  95,869    $ 105,503
Capitalized amounts           -            -          147
Interest accrued          6,107        7,190        7,913
Amortization            (18,243)     (21,634)     (17,694)
                      ---------    ---------    ---------
Ending balance        $  69,289    $  81,425    $  95,869
                      =========    =========    =========

      The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

2004              $4,647
2005              $5,045
2006              $5,875
2007              $5,629
2008              $5,612

      SEPARATE ACCOUNTS: Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 2003 and 2002, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $5,742 and $6,679, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

      Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to contract owners and are not reported as revenue in the Company's Statements of Earnings.

      POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

Interest-sensitive life products        4.00% -  4.85%
Interest-sensitive deferred annuities   1.00% -  7.40%
Immediate annuities                     3.00% - 11.00%

      These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

      CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

      INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

      The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. See Note 4 to the financial statements for further information.

      The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

      UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

      ACCOUNTING PRONOUNCEMENTS: On April 30, 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities. SFAS No. 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statements of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and for hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Financial Statements.

      On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The SOP provides guidance on accounting and reporting by insurance companies for certain nontraditional long-duration contracts and for separate accounts. The SOP is effective for financial statements for the Company beginning in 2004. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company currently employs. The adoption of SOP 03-1, which is effective January 1, 2004, will approximately result in a $43.0 million increase in policyholder liabilities and a corresponding pre-tax charge to earnings. The adoption of SOP 03-1 is considered a change in accounting principle.

      In November of 2003, the Emerging Issues Task Force ("EITF") reached a consensus on Issue 03-01, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, as it relates to disclosures for SFAS 115 securities. In addition to the disclosures already required by SFAS 115, EITF Issue 03-01 requires both quantitative and qualitative disclosures for marketable equity and debt securities. The new disclosure requirements are required to be applied to financial statements for fiscal years ending after December 15, 2003. See Note 3 to the Financial Statements for these disclosures.

NOTE 2. OTHER EVENTS

      Effective for the first quarter of 2004, Merrill Lynch & Co. adopted the fair value method of accounting for stock-based compensation under SFAS 123, Accounting for Stock-Based Compensation, using the retroactive restatement method described in SFAS 148, Accounting for Stock-Based Compensation - Transition and Disclosure. Under the fair value recognition provisions of SFAS 123, stock-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the vesting period. The adoption of the fair value method of accounting by Merrill Lynch & Co. resulted in additional allocated compensation expense to the Company. The December 31, 2003 and December 31, 2002 Balance Sheets have been restated for the allocation of these expenses. Accordingly, the December 31, 2003 Balance Sheet reflects a $1,036 decrease in current federal income taxes payable, a $3,061 increase in net affiliated payables, and a $2,025 decrease in retained earnings. The December 31, 2002 Balance Sheet reflects a $1,005 increase in current federal income taxes receivable, a $2,973 decrease in net affiliated receivables, and a $1,968 decrease in retained earnings.

      For the years ended December 31, 2003, 2002, and 2001, $89 ($58 after-tax), $595 ($387 after-tax), and $817 ($543 after-tax), respectively, of additional compensation expense was recorded. This expense is reported as a component of insurance expenses and taxes in the Statements of Earnings.

      In addition, Note 5, Note 7, and Note 10 to the Financial Statements have been restated accordingly.

NOTE 3. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

      Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                  2003          2002
                                              -----------   -----------
Assets:
    Fixed maturity securities (1)             $ 2,157,127   $ 1,856,732
    Equity securities (1)                          82,469       105,430
    Trading account securities (1)                 26,186        21,949
    Limited partnerships (2)                       11,880        12,150
    Policy loans on insurance contracts (3)     1,086,537     1,143,663
    Cash and cash equivalents (4)                  75,429       312,217
    Separate Accounts assets (5)               10,736,343     9,079,285
                                              -----------   -----------

Total financial instruments                   $14,175,971   $12,531,426
                                              ===========   ===========

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value, having an amortized cost of $262,302 and $292,466, had an estimated fair value of $270,731 and $283,064, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 4. INVESTMENTS

      The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                                         2003
                                                         ------------------------------------------------------------------
                                                              Cost /           Gross             Gross          Estimated
                                                            Amortized        Unrealized       Unrealized          Fair
                                                               Cost            Gains            Losses            Value
                                                         ---------------   --------------   --------------   --------------
Fixed maturity securities:
    Corporate debt securities                            $     2,003,958   $       59,352   $       12,349   $    2,050,961
    U.S. Government and agencies                                  69,346            1,752              646           70,452
    Mortgage-backed securities                                    18,999            1,329                1           20,327
    Foreign governments                                           11,953              345            1,106           11,192
    Municipals                                                     4,054              141                -            4,195
                                                         ---------------   --------------   --------------   --------------

           Total fixed maturity securities               $     2,108,310   $       62,919   $       14,102   $    2,157,127
                                                         ===============   ==============   ==============   ==============

Equity securities:
    Non-redeemable preferred stocks                      $        78,816   $        3,916   $          263   $       82,469
                                                         ===============   ==============   ==============   ==============

                                                                                        2002
                                                         ----------------------------------------------------------------
                                                             Cost /           Gross             Gross         Estimated
                                                           Amortized        Unrealized       Unrealized         Fair
                                                              Cost            Gains            Losses           Value
                                                         --------------   --------------   --------------   -------------
Fixed maturity securities:
    Corporate debt securities                            $    1,705,862   $       49,304   $       39,971   $   1,715,195
    U.S. Government and agencies                                 74,309            2,706              356          76,659
    Mortgage-backed securities                                   38,581            2,711                2          41,290
    Foreign governments                                          12,955              300            2,380          10,875
    Municipals                                                   12,370              343                -          12,713
                                                         --------------   --------------   --------------   -------------

           Total fixed maturity securities               $    1,844,077   $       55,364   $       42,709   $   1,856,732
                                                         ==============   ==============   ==============   =============

Equity securities:
    Non-redeemable preferred stocks                      $      112,903   $        1,395   $        8,868   $     105,430
                                                         ==============   ==============   ==============   =============

      Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31, 2003 were:

                                           Less than 12 Months     More than 12 Months            Total
                                         ----------------------  ----------------------  ----------------------
                                          Estimated  Unrealized  Estimated   Unrealized  Estimated   Unrealized
                                         Fair Value    Losses    Fair Value    Losses    Fair Value    Losses
                                         ----------  ----------  ----------  ----------  ----------  ----------
Fixed Maturity Securities:
    Corporate debt securities             $365,765    $  5,934   $   93,749   $  6,415   $  459,514   $ 12,349
    U.S. Government and agencies            18,458         646            -          -       18,458        646
    Foreign governments                      7,873       1,106            -          -        7,873      1,106
    Mortgage-backed securities                   -           -           93          1           93          1

Equity securities:
       Non-redeemable preferred stocks           -           -        6,909        263        6,909        263
                                          --------    --------   ----------   --------   ----------   --------

Total temporarily impaired securities     $392,096    $  7,686   $  100,751   $  6,679   $  492,847   $ 14,365
                                          ========    ========   ==========   ========   ==========   ========

      Unrealized losses primarily relate to corporate debt securities rated BBB or higher and are due to price fluctuations as a result of changes in interest rates. These investments are not considered other-than-temporarily impaired since based on the most recent available information the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

      Realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value were $9,139, $23,997 and $11,153 for the years ended December 31, 2003, 2002, and 2001 respectively.

      The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by contractual maturity were:

                                                         Estimated
                                            Amortized       Fair
                                               Cost        Value
                                            ----------   ----------
Fixed maturity securities:
   Due in one year or less                  $  201,721   $  204,855
   Due after one year through five years     1,302,540    1,332,162
   Due after five years through ten years      430,129      444,803
   Due after ten years                         154,921      154,980
                                            ----------   ----------
                                             2,089,311    2,136,800

   Mortgage-backed securities                   18,999       20,327
                                            ----------   ----------

      Total fixed maturity securities       $2,108,310   $2,157,127
                                            ==========   ==========

      Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by rating agency equivalent were:

                                                         Estimated
                                            Amortized      Fair
                                              Cost         Value
                                            ----------   ----------
AAA                                         $  445,444   $  452,068
AA                                             225,214      225,586
A                                              633,833      648,769
BBB                                            703,750      732,823
Non-investment grade                           100,069       97,881
                                            ----------   ----------

      Total fixed maturity securities       $2,108,310   $2,157,127
                                            ==========   ==========

      The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                                      2003         2002
                                                    ---------   ---------
Assets:
    Fixed maturity securities                       $ 48,817    $ 12,655
    Equity securities                                  3,653      (7,473)
    Deferred policy acquisition costs                    260       3,715
    Separate Accounts assets                            (341)     (3,244)
                                                    --------    --------
                                                      52,389       5,653
                                                    --------    --------
Liabilities:
    Policyholders' account balances                   34,750      41,052
    Federal income taxes - deferred                    6,174     (12,389)
                                                    --------    --------
                                                      40,924      28,663
                                                    --------    --------
Stockholder's equity:
    Accumulated other comprehensive income (loss)   $ 11,465    $(23,010)
                                                    ========    ========

      Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                     2003       2002       2001
                                   --------   --------   --------
Proceeds                           $312,514   $817,498   $278,420
Gross realized investment gains      13,380     37,899      4,913
Gross realized investment losses     16,071     48,294     17,320

      The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds received for gross realized investment losses from the sale of available-for-sale securities were $65,451, $140,742 and $60,640 for the years ended December 31, 2003, 2002, and 2001, respectively.

      The Company had investment securities with a carrying value of $25,570 and $26,307 that were deposited with insurance regulatory authorities at December 31, 2003 and 2002, respectively.

      Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

      Net investment income arose from the following sources for the years ended December 31:

                                         2003         2002         2001
                                      ----------   ----------   ----------
Fixed maturity securities             $ 107,940    $ 128,962    $ 139,285
Equity securities                         9,162       12,624       15,303
Real estate held-for-sale                     -        3,220          924
Limited partnerships                         28           24           39
Policy loans on insurance contracts      58,157       61,390       62,695
Cash and cash equivalents                 2,155        2,912        7,578
Other                                       233        1,200          335
                                      ---------    ---------    ---------

Gross investment income                 177,675      210,332      226,159
Less investment expenses                 (3,013)      (3,268)      (4,287)
                                      ---------    ---------    ---------

Net investment income                 $ 174,662    $ 207,064    $ 221,872
                                      =========    =========    =========

      Net realized investment gains (losses), for the years ended December 31 were as follows:

                                           2003        2002         2001
                                         ---------   ---------   ---------
Fixed maturity securities                $ (1,167)   $(11,416)   $(12,035)
Equity securities                            (395)      1,021        (372)
Trading account securities                  3,678      (2,143)     (1,437)
Real estate held-for-sale                       -       3,453           -
Investment in Separate Accounts            (1,129)         29           -
                                         --------    --------    --------

Net realized investment gains (losses)   $    987    $ (9,056)   $(13,844)
                                         ========    ========    ========

      The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains (losses) were $1,663, ($515) and $462 at December 31, 2003, 2002 and 2001,
      respectively.

NOTE 5. FEDERAL INCOME TAXES

      The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                   2003        2002        2001
                                                                ---------   ---------   ---------
Provision for income taxes computed at Federal statutory rate   $ 19,264    $ 21,401    $ 41,416
Increase (decrease) in income taxes resulting from:
     Dividend received deduction                                  (3,478)     (7,782)     (1,024)
     Foreign tax credit                                           (2,172)        (31)       (310)
     Non-deductible fees                                               -           -         521
                                                                --------    --------    --------

Federal income tax provision                                    $ 13,614    $ 13,588    $ 40,603
                                                                ========    ========    ========

      The Federal statutory rate for each of the three years ended December 31, 2003 was 35%.

      The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                     2003        2002        2001
                                                  ---------   ---------   ---------
Policyholders' account balances                   $(45,837)   $ 72,680    $ 19,520
Deferred policy acquisition costs                   (8,582)    (18,789)     (2,336)
Liability for guaranty fund assessments                 29         430         630
Investment adjustments                                 488         980          61
                                                  --------    --------    --------

Deferred Federal income tax provision (benefit)   $(53,902)   $ 55,301    $ 17,875
                                                  ========    ========    ========

      Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                2003       2002
                                                              --------   --------
Deferred tax assets:
    Policyholders' account balances                           $ 66,815   $ 20,978
    Liability for guaranty fund assessments                      2,498      2,527
    Investment adjustments                                         985      1,473
    Net unrealized investment loss on investment securities          -     12,389
                                                              --------   --------
         Total deferred tax assets                              70,298     37,367
                                                              --------   --------

Deferred tax liabilities:
    Deferred policy acquisition costs                           92,101    100,683
    Net unrealized gains on investment securities                6,174          -
    Other                                                        3,988      3,988
                                                              --------   --------
         Total deferred tax liabilities                        102,263    104,671
                                                              --------   --------

         Net deferred tax liability                           $ 31,965   $ 67,304
                                                              ========   ========

      The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 6. REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

      Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $585 that can be drawn upon for delinquent reinsurance recoverables.

      As of December 31, 2003 the Company had the following life insurance inforce:

                                                                      Percentage
                                Ceded to     Assumed                   of amount
                    Gross        other      from other      Net       assumed to
                    amount      companies    companies     amount         net
                 -----------   ----------   ----------   ----------   ----------
Life insurance
    inforce      $11,931,195   $3,606,160     $994       $8,326,029      0.01%

      The Company had entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity contracts sold through the Merrill Lynch & Co. distribution system. During 2001, the agreement was amended whereby the Company ceased reinsuring variable annuity contracts sold subsequent to June 30, 2001.

      In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain guaranteed living and minimum death benefit provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2003, 100% and 11% of the account value for variable annuity contracts containing guaranteed living and minimum death benefit provisions, respectively, were reinsured.

NOTE 7. RELATED PARTY TRANSACTIONS

      The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $33,518, $34,428 and $51,392 for 2003, 2002 and 2001, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $197, $125 and $639 for 2003, 2002 and 2001, respectively. Intercompany interest is included in net investment income.

      The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,845, $1,787 and $1,990 for 2003, 2002 and 2001, respectively.

      MLIG has entered into agreements with MLIM and Roszel Advisors, LLC, a subsidiary of MLIG (collectively, "Affiliated Investment Advisors"), with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Mercury Variable Trust, and MLIG Variable Insurance Trust (collectively, "the Funds"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under these agreements, the Affiliated Investment Advisors pay MLIG an amount equal to a percentage of the assets invested in the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $18,471, $19,677 and $21,667 during 2003, 2002 and 2001, respectively.

      The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $60,686, $43,099 and $65,021 for 2003, 2002 and 2001, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1 to the Financial Statements.

      While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 8. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

      The Company paid no dividend in 2003 or 2001. During 2002, the Company paid an ordinary cash dividend of $30,899 to MLIG.

      During 2002, the Company established $144,000 in statutory reserves to support its cashflow testing analysis required by state insurance regulation. As a result, statutory capital and surplus was significantly reduced from December 2001, but remained in excess of regulatory capital requirements. However, due to the inherent volatility in statutory earnings, the Company received a $50,000 capital contribution from MLIG on March 3, 2003.

      Statutory capital and surplus at December 31, 2003 and 2002, were $295,722 and $136,823, respectively. At December 31, 2003 and 2002, approximately $29,322 and $13,432, respectively, of stockholder's equity was available for distribution to MLIG.

      Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income (loss) for 2003, 2002 and 2001 was $98,570, ($140,955) and $48,108,
      respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

      The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioner's statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

      The National Association of Insurance Commissioners utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2003 and 2002, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 9. COMMITMENTS AND CONTINGENCIES

      State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2003 and 2002, the Company's estimated liability for future guaranty fund assessments was $7,139 and $7,221, respectively. If additional future insolvencies occur, the Company's estimated liability may not be sufficient to fund these insolvenicies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

      During 2000, the Company committed to participate in a limited partnership. As of December 31, 2003, $4,300 had been advanced towards the Company's $10,000 commitment to the limited partnership.

      In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 10. SEGMENT INFORMATION

      In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

      The following table summarizes each business segment's contribution to the consolidated amounts:

                                            Life
2003                                     Insurance     Annuities       Other         Total
                                        -----------   -----------   -----------   -----------
Net interest spread (a)                 $    14,823   $    25,887   $     4,994   $    45,704
Other revenues                               91,176       134,868         3,821       229,865
                                        -----------   -----------   -----------   -----------

Net revenues                                105,999       160,755         8,815       275,569
                                        -----------   -----------   -----------   -----------

Policy benefits                              18,238        46,393             -        64,631
Reinsurance premium ceded                    21,337         1,262             -        22,599
Amortization of deferred policy
   acquisition costs                         31,467        44,935             -        76,402
Other non-interest expenses                   8,192        48,706             -        56,898
                                        -----------   -----------   -----------   -----------

Total non-interest expenses                  79,234       141,296             -       220,530
                                        -----------   -----------   -----------   -----------

Net earnings before Federal
    income tax provision                     26,765        19,459         8,815        55,039
Federal income tax provision                  5,778         4,751         3,085        13,614
                                        -----------   -----------   -----------   -----------

Net earnings                            $    20,987   $    14,708   $     5,730   $    41,425
                                        ===========   ===========   ===========   ===========

Balance Sheet Information:

Total assets                            $ 5,036,572   $ 9,438,256   $   172,720   $14,647,548
Deferred policy acquisition costs           178,918       185,496             -       364,414
Policyholder liabilities and accruals     1,916,761     1,072,894             -     2,989,655
Other policyholder funds                      6,213         6,702             -        12,915

                                           Life
2002                                     Insurance     Annuities       Other          Total
                                        -----------   -----------   -----------   ------------
Net interest spread (a)                 $    24,791   $    34,444   $     6,456    $    65,691
Other revenues                               98,435       137,513        (5,974)       229,974
                                        -----------   -----------   -----------    -----------

Net revenues                                123,226       171,957           482        295,665
                                        -----------   -----------   -----------    -----------

Policy benefits                              19,632        38,428             -         58,060
Reinsurance premium ceded                    22,883           248             -         23,131
Amortization of deferred policy
   acquisition costs                         41,190        59,928             -        101,118
Other non-interest expenses                   7,602        44,608             -         52,210
                                        -----------   -----------   -----------    -----------

Total non-interest expenses                  91,307       143,212             -        234,519
                                        -----------   -----------   -----------    -----------

Net earnings before Federal income
    tax provision                            31,919        28,745           482         61,146
Federal income tax provision                  8,734         4,685           169         13,588
                                        -----------   -----------   -----------    -----------

Net earnings                            $    23,185   $    24,060   $       313    $    47,558
                                        ===========   ===========   ===========    ===========

Balance Sheet Information:

Total assets                            $ 4,970,748   $ 8,110,326   $    14,820    $13,095,894
Deferred policy acquisition costs           211,999       192,221             -        404,220
Policyholder liabilities and accruals     2,005,718     1,176,850             -      3,182,568
Other policyholder funds                      4,995         6,820             -         11,815

                                           Life
2001                                     Insurance     Annuities       Other          Total
                                        -----------   -----------   ------------   -----------
Net interest spread (a)                 $    34,815   $    31,302   $     2,644    $    68,761
Other revenues                              101,685       139,727        (1,419)       239,993
                                        -----------   -----------   -----------    -----------

Net revenues                                136,500       171,029         1,225        308,754
                                        -----------   -----------   -----------    -----------

Policy benefits                              21,320        16,453             -         37,773
Reinsurance premium ceded                    24,531             4             -         24,535
Amortization of deferred policy
   acquisition costs                         30,913        28,422             -         59,335
Other non-interest expenses                  18,415        50,398             -         68,813
                                        -----------   -----------   -----------    -----------

Total non-interest expenses                  95,179        95,277             -        190,456
                                        -----------   -----------   -----------    -----------

Net earnings before Federal
    income tax provision                     41,321        75,752         1,225        118,298
Federal income tax provision                 15,502        24,672           429         40,603
                                        -----------   -----------   -----------    -----------

Net earnings                            $    25,819   $    51,080   $       796    $    77,695
                                        ===========   ===========   ===========    ===========

Balance Sheet Information:

Total assets                            $ 5,674,704   $ 9,625,104   $   150,208    $15,450,016
Deferred policy acquisition costs           251,245       219,693             -        470,938
Policyholder liabilities and accruals     2,094,195     1,256,616             -      3,350,811
Other policyholder funds                      9,236         5,003             -         14,239

(a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

The table below summarizes the Company's net revenues by product for 2003, 2002 and 2001:

                                         2003       2002       2001
                                       --------   --------   --------
Life Insurance
   Variable life insurance             $ 97,002   $102,603   $110,842
   Interest-sensitive life insurance      8,997     20,623     25,658
                                       --------   --------   --------

   Total Life Insurance                 105,999    123,226    136,500
                                       --------   --------   --------

Annuities
   Variable annuities                   139,577    139,210    152,427
   Interest-sensitive annuities          21,178     32,747     18,602
                                       --------   --------   --------

   Total Annuities                      160,755    171,957    171,029
                                       --------   --------   --------

Other                                     8,815        482      1,225
                                       --------   --------   --------

Total                                  $275,569   $295,665   $308,754
                                       ========   ========   ========

                                    * * * * *

                                     PART C

                               OTHER INFORMATION

ITEM 26.       EXHIBITS

(a)   Board of Directors Resolutions.
      (1) Resolutions of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Separate Account. (Incorporated by Reference to Post-Effective Amendment No. 7 to the Registration Statement filed by the Registrant on Form S-6 (File No. 33-43057).)
      (2) Board Resolution for Merger and Combination of Accounts. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)

(b)   Custodian Agreements. Not applicable.

(c)   Underwriting Contracts.
      (1) Distribution Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch, Pierce, Fenner & Smith Incorporated. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)
      (2) Amended Sales Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)

(d)   Contracts.
      (1) Modified Single Premium Variable Life Insurance Policy. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
      (2) Guarantee of Insurability Rider. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
      (3) Death Benefit Proceeds Rider. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
      (4) Single Premium Immediate Annuity Rider. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
      (5) Change of Insured Rider. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
      (6) Partial Withdrawal Rider. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
      (7) Special Allocation Rider. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
      (8) Backdating Endorsement. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
      (9) Additional Payment Endorsement. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
      (10) Certificate of Assumption. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
      (11) Company Name Change Endorsement. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)

(e)   Applications.
      (1) Application form for Modified Single Premium Variable Life Insurance Policy. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)

(f)   Depositor's Certificate of Incorporation and By-Laws.
      (1) Articles of Amendment, Restatement, and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)
      (2) Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)

(g)   Reinsurance Contracts.
      Not Applicable.

(h)   Participation Agreements.
      (1) Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Series Fund, Inc. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)
      (2) Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Funds Distributor, Inc. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)
      (3) Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch, Pierce, Fenner & Smith Incorporated. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)
      (4) Participation Agreement among Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Monarch Life Insurance Company. (Incorporated by Reference to Post-Effective Amendment No. 3 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)
      (5) Form of Participation Agreement among Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York and Family Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed by the Registrant on Form S-6 (File No. 33-43058).)
      (6) Form of Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 10 to the Registration Statement filed on Form N-4 (File No. 33-43773).)
      (7) Form of Participation Agreement Among MFS Variable Insurance Trust, Merrill Lynch Life Insurance Company, and Massachusetts Financial Services Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 10 to the Registration Statement filed on Form N-4 (File No. 33-43773).)
      (8) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 11 to the Registration Statement filed on Form N-4 (File No. 33-43773).)
      (9) Form of Participation Agreement among Merrill Lynch Life Insurance Company, Hotchkis and Wiley Variable Trust, and Hotchkis and Wiley. (Incorporated by reference to Merrill

             Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 12 to Form N-4 Registration No. 33-43773 Filed May 1, 1998.)
      (10) Form of Participation Agreement between Merrill Lynch Life Insurance Company and Mercury Asset Management V.I. Funds, Inc. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 15 to Form N-4 Registration No. 33-43773 Filed April 14, 1999.)
      (11) Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)
      (12) Amendment to the Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)
      (13) Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)
      (14) Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)
      (15) Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)
      (16) Amendment to the Participation Agreement Among MFS(R) Variable Insurance Trust(SM), Merrill Lynch Life Insurance Company, and Massachusetts Financial Services Company dated May 1, 1997. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)
      (17) Amendment to the Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)
      (18) Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company and Hotchkis and Wiley Variable Trust. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(i)   Administrative Contracts.
      (1) Amended form of terminated Service Agreement between Merrill Lynch Life Insurance Company and Monarch Life Insurance Company. (Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).)
      (2) Service Agreement among Merrill Lynch Life Insurance Company, Family Life Insurance Company and Merrill Lynch Insurance Group, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 filed by the Registrant on Form S-6 (File No. 33-43058).)

(j)   Other Material Contracts.
      Not applicable.

(k)   Legal Opinion.
      (1) Opinion and Consent of Barry G. Skolnick, Esq. as to the legality of the securities being registered. (Incorporated by Reference to Post-Effective Amendment No. 6 to the Registration Statement filed by the Registrant on Form S-6 (File No. 33-43058).)

(l)   Actuarial Opinion.
      Not applicable.

(m)   Calculations.
      Not applicable.

(n)   Other Opinions.
      (1)     Written Consent of Barry G. Skolnick, Esq.
      (2)     Written Consent of Deborah J. Adler, FSA, MAAA.
      (3)     Written Consent of Deloitte & Touche LLP, Independent Auditors.

(o)   Omitted Financial Statements.
      Not Applicable.

(p)   Initial Capital Agreements.
      Not Applicable.

(q)   Redeemability Exemption.
      (1) Memorandum describing Merrill Lynch Life Insurance Company's Issuance, Transfer and Redemption Procedures. (Incorporated by reference to Post-Effective Amendment No. 4 filed by the Registrant on Form S-6 (File No. 33-43058).)
      (2) Supplement to Memorandum describing Merrill Lynch Life Insurance Company's Issuance, Transfer and Redemption Procedures. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to the Registration Statement filed on Form S-6 (File No. 33-55472).)

(r)   Powers of Attorney.
      (1) Power of Attorney of Barry G. Skolnick. (Incorporated by Reference to Post-Effective Amendment No. 2 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)
      (2) Power of Attorney from H. McIntyre Gardner. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-63904 Filed June 26, 2001.)
      (3) Power of Attorney from Christopher J. Grady. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-63904 Filed June 26, 2001.)
      (4) Power of Attorney from Nikos K. Kardassis. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-63904 Filed September 10, 2001.)
      (5) Power of Attorney for Deborah J. Adler. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, File No. 333-90243 Filed April 22, 2003.)
      (6) Power of Attorney for Joseph E. Justice. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4, File No. 333-90243 Filed April 22, 2003.)

ITEM 27.     DIRECTORS AND OFFICERS OF THE DEPOSITOR*

---------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS            POSITIONS AND OFFICES WITH DEPOSITOR
---------------------------------------------------------------------------------------------
 Deborah J. Adler(1)                            Director, Senior Vice President, and Chief
                                                Actuary
---------------------------------------------------------------------------------------------
 H. McIntyre Gardner(2)                         Director and Chairman of the Board
---------------------------------------------------------------------------------------------
 Christopher J. Grady(4)                        Director and Senior Vice President
---------------------------------------------------------------------------------------------
 Joseph E. Justice(1)                           Director, Senior Vice President, Chief
                                                Financial Officer, and Treasurer
---------------------------------------------------------------------------------------------
 Nikos K. Kardassis(4)                          Director, President and Chief Executive
                                                Officer
---------------------------------------------------------------------------------------------
 Barry G. Skolnick(1)                           Director, Senior Vice President, and General
                                                Counsel
---------------------------------------------------------------------------------------------
 Andrew J. Bucklee(1)                           Senior Vice President
---------------------------------------------------------------------------------------------
 Brian H. Buckley(1)                            Vice President and Senior Counsel
---------------------------------------------------------------------------------------------
 Toni DeChiara(1)                               Vice President
---------------------------------------------------------------------------------------------
 Alison Denis(4)                                Senior Vice President
---------------------------------------------------------------------------------------------
 Edward W. Diffin, Jr.(1)                       Vice President and Senior Counsel
---------------------------------------------------------------------------------------------
 Scott Edblom(1)                                Vice President and Product Actuary
---------------------------------------------------------------------------------------------
 Amy L. Ferrero(3)                              Senior Vice President, Administration
---------------------------------------------------------------------------------------------
 Frances C. Grabish(1)                          Vice President and Senior Counsel
---------------------------------------------------------------------------------------------
 Roger Helms(1)                                 Vice President
---------------------------------------------------------------------------------------------
 Patrick Lusk(1)                                Vice President and Appointed Actuary
---------------------------------------------------------------------------------------------
 Robin A. Maston(1)                             Vice President and Senior Compliance Officer
---------------------------------------------------------------------------------------------
 Jane R. Michael(3)                             Vice President
---------------------------------------------------------------------------------------------
 Terry L. Rapp(1)                               Vice President, Senior Compliance Officer,
                                                and Assistant Secretary.
---------------------------------------------------------------------------------------------
 Concetta M. Ruggiero(4)                        Senior Vice President
---------------------------------------------------------------------------------------------
 Lori M. Salvo(1)                               Vice President, Senior Counsel, and Director
                                                of Compliance
---------------------------------------------------------------------------------------------
 Greta Rein Ulmer(1)                            Vice President and Senior Compliance Officer
---------------------------------------------------------------------------------------------
 Kelley Woods(3)                                Vice President
---------------------------------------------------------------------------------------------
 Connie F. Yost(1)                              Vice President and Controller
---------------------------------------------------------------------------------------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

-------------------------------
(1) Business Address is 1300 Merrill Lynch Drive, Pennington, New Jersey 08534.
(2) Business Address is 4 World Financial Center New York, NY 10080.
(3) Business Address is 4804 Deer Lake Drive East Jacksonville, FL 32246.
(4) Business Address is 800 Scudders Mill Road-3D Plainsboro, NJ 08536.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

The following are subsidiaries of ML & Co. as of February 24, 2004 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.

                                                                         STATE OF
NAME                                                             JURISDICTION AND ENTITY
----                                                           ----------------------------
Merrill Lynch & Co., Inc. ..................................   Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated (1)....   Delaware
     Merrill Lynch Life Agency Inc. (2).....................   Washington
     Merrill Lynch Professional Clearing Corp. (3)..........   Delaware
  Merrill Lynch Capital Services, Inc. .....................   Delaware
  Merrill Lynch Government Securities, Inc. ................   Delaware
     Merrill Lynch Money Markets Inc. ......................   Delaware
  Merrill Lynch Group, Inc. ................................   Delaware
     Merrill Lynch Investment Managers Group Limited (4)....   England
       Merrill Lynch Investment Managers Holdings Limited...   England
       Merrill Lynch Investment Managers Limited............   England
     Fund Asset Management, L.P. (5)........................   Delaware
     Merrill Lynch Investment Managers, L.P. (5)............   Delaware
       Merrill Lynch Investment Managers, LLC...............   Delaware
       Merrill Lynch Alternative Investments LLC............   Delaware
     Merrill Lynch Bank & Trust Co. ........................   New Jersey
       Financial Data Services, Inc. .......................   Florida
          ML Mortgage Holdings Inc. ........................   Delaware
     Merrill Lynch Insurance Group, Inc. ...................   Delaware
       Merrill Lynch Life Insurance Company.................   Arkansas
       ML Life Insurance Company of New York................   New York
       Roszel Advisors, LLC.................................   Delaware
     Merrill Lynch International Finance Corporation........   New York
       Merrill Lynch International Bank Limited.............   England
          Merrill Lynch Bank (Suisse) S.A. .................   Switzerland
       Merrill Lynch Group Holdings Limited.................   Ireland
          Merrill Lynch Capital Markets Bank Limited........   Ireland
     Merrill Lynch Mortgage Capital Inc. (6)................   Delaware
     Merrill Lynch Trust Company, FSB.......................   Federal
     Merrill Lynch Fiduciary Services, Inc. ................   New York
     MLDP Holdings, Inc. ...................................   Delaware
       Merrill Lynch Derivatives Products AG................   Switzerland
  ML IBK Positions, Inc. ...................................   Delaware
     Merrill Lynch Capital Corporation......................   Delaware
  ML Leasing Equipment Corp. (7)............................   Delaware
  Merrill Lynch Canada Holdings Company.....................   Nova Scotia
     Merrill Lynch Canada Finance Company...................   Nova Scotia
     Merrill Lynch & Co., Canada Ltd. ......................   Ontario

                                                                         STATE OF
NAME                                                             JURISDICTION AND ENTITY
----                                                           ----------------------------
       Merrill Lynch Canada Inc. ...........................   Canada
Merrill Lynch Bank USA......................................   Utah
  Merrill Lynch Bank USA Funding Corporation................   Delaware
  Merrill Lynch Business Financial Services Inc. ...........   Delaware
  Merrill Lynch Credit Corporation..........................   Delaware
     Merrill Lynch NJ Investment Corporation................   New Jersey
  Merrill Lynch Utah Investment Corporation.................   Utah
  Merrill Lynch Community Development Company, LLC..........   New Jersey
  Merrill Lynch Commercial Finance Corp. ...................   Delaware
Merrill Lynch International Incorporated....................   Delaware
  Merrill Lynch (Australasia) Pty Limited...................   New South Wales, Australia
     Merrill Lynch Finance (Australia) Pty Limited..........   Victoria, Australia
     Merrill Lynch International (Australia) Limited (8)....   New South Wales, Australia
  Merrill Lynch International Holdings Inc. ................   Delaware
     Merrill Lynch Bank and Trust Company (Cayman)             Cayman Islands, British West
       Limited..............................................   Indies
     Merrill Lynch Capital Markets AG.......................   Switzerland
     Merrill Lynch Europe PLC...............................   England
       Merrill Lynch Holdings Limited (9)...................   England
          Merrill Lynch International (10)..................   England
       Merrill Lynch Capital Markets Espana S.A. S.V. ......   Spain
       Merrill Lynch (Singapore) Pte. Ltd. (11).............   Singapore
     Merrill Lynch South Africa (Pty) Ltd. (12).............   South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de Bolsa......   Mexico
     Merrill Lynch Argentina S.A. ..........................   Argentina
     Merrill Lynch Pierce Fenner & Smith de Argentina          Argentina
       S.A.F.M. y de M......................................
     Banco Merrill Lynch de Investimentos S.A. .............   Brazil
     Merrill Lynch S.A. ....................................   Luxembourg
     Merrill Lynch Europe Ltd. .............................   Cayman Islands, British West
                                                               Indies
     Merrill Lynch France S.A.S. ...........................   France
       Merrill Lynch Capital Markets (France) S.A.S. .......   France
       Merrill Lynch, Pierce, Fenner & Smith S.A.S. ........   France
     Merrill Lynch (Asia Pacific) Limited...................   Hong Kong
       Merrill Lynch Far East Limited.......................   Hong Kong
  Merrill Lynch Japan Securities Co., Ltd. .................   Japan
     Merrill Lynch Japan Finance Co., Ltd. .................   Japan

---------------
 (1) MLPF&S also conducts business as "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Princeton Services, Inc. is general partner and ML & Co. is limited partner.

 (6) Held through several intermediate subsidiaries.

 (7) This corporation has more than 32 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (8) Held through an intermediate subsidiary.

 (9) Held through an intermediate subsidiary.

(10) Partially owned by another indirect subsidiary of ML & Co.

(11) Held through intermediate subsidiaries.

(12) Partially owned by another indirect subsidiary of ML & Co.

ITEM 29.     INDEMNIFICATION

Merrill Lynch Life Insurance Company's By-Laws provide, in Article VI, as follows:

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch & Co., Inc. are entitled to indemnification from Merrill Lynch & Co. Inc., to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch & Co., Inc. or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch & Co., Inc. prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

Merrill Lynch & Co., Inc. has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch & Co., Inc. with respect to such insurance policy.

ARKANSAS BUSINESS CORPORATION LAW

In addition, Section 4-26-814 of the Arkansas Business Corporation Law generally provides that a corporation has the power to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgements, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.     PRINCIPAL UNDERWRITERS

(a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; The Municipal Fund Accumulation Program, Inc.; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Protected Income Strategies Fund, Inc.

Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Annuity Separate Account; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; ML of New York Variable Annuity Separate Account; ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; and ML of New York Variable Annuity Separate Account D.

(b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

NAME AND PRINCIPAL
BUSINESS ADDRESS                                  POSITIONS AND OFFICES WITH UNDERWRITER
------------------                                --------------------------------------
Candace E. Browning                    Director and Senior Vice President
Gregory J. Fleming                     Director and Executive Vice President
James P. Gorman                        Director, Chairman of the Board and Chief Executive Officer
Do Woo Kim                             Director and Executive Vice President
Carlos M. Morales                      Director and Senior Vice President
Rosemary T. Berkery                    Executive Vice President
Ahmass L. Fakahany                     Executive Vice President
Allen G. Braithwaite, III              Treasurer

-------------------------------

Business address for all persons listed: 4 World Financial Center, New York, NY 10080

(c) Not Applicable.

ITEM 31.     LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, New Jersey 08534 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 32.     MANAGEMENT SERVICES

Not applicable.

ITEM 33.     FEE REPRESENTATION

Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Life Separate Account II, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 18th day of May, 2004.


                                              Merrill Lynch Life Variable Life
                                              Separate Account II
                                                             (Registrant)

Attest: /s/ EDWARD W. DIFFIN, JR.             By: /s/ BARRY G. SKOLNICK
                                              -------------------------------------------------------
----------------------------------------         Barry G. Skolnick
       Edward W. Diffin, Jr.                     Senior Vice President and General Counsel
       Vice President and Senior Counsel

                                              Merrill Lynch Life Insurance Company
                                                             (Depositor)



Attest: /s/ EDWARD W. DIFFIN, JR.             By: /s/ BARRY G. SKOLNICK
                                              -------------------------------------------------------
----------------------------------------         Barry G. Skolnick
       Edward W. Diffin, Jr.                     Senior Vice President and General Counsel
       Vice President and Senior Counsel


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the registration statement has been signed below by the following persons in the capacities indicated on May 18, 2004.


             SIGNATURE                                      TITLE
             ---------                                      -----

                 *                     Director, Senior Vice President, and Chief
------------------------------------   Actuary
          Deborah J. Adler


                 *                     Director and Chairman of the Board
------------------------------------
        H. McIntyre Gardner


                 *                     Director and Senior Vice President
------------------------------------
         Christopher Grady


                 *                     Director, Senior Vice President, Chief
------------------------------------   Financial Officer, and Treasurer
         Joseph E. Justice


                 *                     Director, President, and Chief Executive
------------------------------------   Officer
         Nikos K. Kardassis


* By:     /s/ BARRY G. SKOLNICK        In his own capacity as Director, Senior Vice
      ------------------------------   President, and General Counsel, and as
            Barry G. Skolnick          Attorney-In-Fact

                                  EXHIBIT LIST

Exhibit (n)(1) Written Consent of Barry J. Skolnick, Esq.

Exhibit (n)(2) Written Consent of Deborah J. Adler, FSA, MAAA.

Exhibit (n)(3) Written Consent of Deloitte & Touche LLP, Independent Auditors.